UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Equities had a

particularly strong year, though bonds also added value.

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term MunicipalSM

Fund Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group Non-U.S. Equity FundSM

Capital Group U.S. Equity FundSM

Annual report for the period ending October 31, 2013	capitalgrouppcsfunds.com

Capital Group Private Client Services Funds
Investment Adviser’s Report
October 31, 2013 (unaudited)

Dear Shareholder:

World equity markets finished the year on a strong note thanks largely to the abundant amount of cash injected into the system by the Federal Reserve’s quantitative easing program. Low interest rates and muted inflation proved to be a significant tailwind to equities worldwide, especially in the U.S., though the threat of rising rates continues to loom. In addition, progress made in deleveraging the European financial system and new governance in China positively impacted the markets. Fixed-income securities weakened after the Fed broached the subject of eventually tapering its $85 billion-a-month bond-buying program, though some lost ground was regained after it became clear any changes wouldn’t take place as soon as feared.

Below is a more detailed discussion of the investment results of each of the Capital Group Private Client Services funds during the fiscal year ended October 31, 2013.

Equity Commentary

Over the past year, the Capital Group U.S. Equity Fund rose 26.1%, compared with gains of 27.2% by the S&P 500 index. The Capital Group Global Equity Fund also advanced 26.1%, coming in slightly ahead of its benchmark, the MSCI World Index, which rose 25.8%. The Capital Group Non-U.S. Equity Fund had a milder gain than its benchmark, rising 20.9%, compared with 26.9% for the MSCI EAFE Index.

Capital Group analysts help portfolio managers identify promising growth trends and they conduct on-the-ground research to pinpoint well-managed companies that are potential beneficiaries. For example, the growing prosperity of an emerging middle class in developing markets is expected to drive global economic expansion for years to come. In the funds, we hold fundamentally strong consumer-focused companies with global exposure, such as Compagnie Financière Richemont, which owns luxury goods brands like Cartier, Van Cleef & Arpels and Montblanc. Richemont was among the top contributing stocks in the Global and Non-U.S. Equity funds. We are also interested in banks that have been expanding into these markets. In Asia in particular, we anticipate a surge in demand for banking services and insurance policies as populations seek financial products for their new wealth. Holdings in the Global and Non-U.S. Equity funds that reflect this trend include Standard Chartered and AIA.

The demand for air travel is also expected to increase as flying becomes more affordable for an emerging middle class throughout the developing world. Portfolio managers have been buying companies that repair and refurbish older aircraft, because carriers will need to invest in their current fleets to keep up with new demand for flights. We are particularly focused on companies that manufacture and service a broad array of aircraft, as they are more likely to benefit from this trend. Companies at the forefront of aircraft technology — allowing for greater fuel efficiency, plane durability and passenger capacity — are also of interest.

Health care continues to be a sector in which portfolio managers have been finding compelling investment opportunities. Bristol-Myers Squibb, Gilead Sciences and Seattle Genetics were among the top contributors to the Global and U.S. Equity funds, and Roche was among the 10 greatest contributors to the Non-U.S. Equity fund during the 12-month period. As world populations age, they will require more treatments, specifically those that target age-related diseases. Managers have been investing in innovative, well-run pharmaceutical companies that are in the process of developing promising therapies that should come into high demand by older populations.

Automakers and parts manufacturers are another area of interest. The U.S. economic recovery has greatly increased the demand for new vehicles. Now that Europe appears to be strengthening, automakers are likely to benefit from an additional surge in purchases. Looking down the road, new prosperity in developing markets is also expected to contribute to fresh demand for new vehicles. Also, the next several years should bring a wave of innovations to automobiles, further strengthening demand. Some portfolio managers recently added Daimler as a new holding in the Global, Non-U.S. and U.S. Equity funds. The German automaker has re-engineered its entire lineup of vehicle models, is upgrading its manufacturing platform and has a growing presence in emerging markets.

Capital Group Private Client Services Funds
Investment Adviser’s Report
October 31, 2013 (unaudited) (continued)

Stocks that negatively affected results during the period included miners Barrick Gold, Newcrest Mining and Rio Tinto. The mining sector has been pressured by weak pricing resulting from the economic slowdown in China. Anemic natural gas and oil prices also hit energy companies like Encana and Cenovus Energy, both of which were among the top detractors for all three equity funds. Managers sold holdings of Barrick Gold, Newcrest Mining and Encana during the period.

Fixed-Income Commentary

Intermediate interest rates moved higher, pressuring the Capital Group Core Bond Fund, which fell 0.68%. The fund was also negatively impacted by holdings of mortgage-backed securities, which didn’t perform as well as other taxable bonds. Our managers sold some of these investments because durations on these types of securities can increase while you hold them in a period of rising rates, as fewer people refinance. That, combined with the narrow spread over U.S. Treasuries, made them less attractive than they were at the end of 2012 or even earlier this year.

Yields on municipal bonds rose by less than those in the taxable market. The Capital Group California Core Municipal Fund declined by 0.04% while the Capital Group Core Municipal Fund rose by 0.08%. News of Detroit’s filing for bankruptcy protection in July — the largest municipal bankruptcy on record — roiled the municipal bond market, but Capital Group’s extensive research capabilities allowed our bond managers to anticipate problems in Detroit. Thorough research also helped us avoid other problem areas, giving us the confidence to continue to invest in selected high-quality issues even when they were being indiscriminately pressured by the market.

During the period, bond managers avoided longer-dated issues in anticipation of higher interest rates, letting portfolios shorten in duration. Short-term rates stayed fairly stable and the Capital Group Short-Term Municipal Fund and the Capital Group California Short-Term Municipal Fund rose 0.65% and 0.48%, respectively.

In this environment, managers chose to add yield by focusing on lesser-understood areas of the market where we feel Capital Group’s research capabilities give us an advantage, such as asset-backed bonds. Our managers also chose to add value by increasing the credit orientation of portfolios, using Capital Group’s proprietary research to identify price inconsistencies on strong issues with lower credit ratings. In a period of economic recovery, we consider this a prudent way to add yield without increasing exposure to rising interest rates. As a further measure, we continue to purchase floating-rate bonds, which have variable interest rates and provide built-in protection when rates invariably increase.

Market volatility is likely to continue as expectations ramp up again in anticipation of the Fed’s initiation of the unwinding process. However, continued signs of improvement in the global economy should help to mitigate concerns regarding the financial markets’ reliance on easy monetary policy. The Fed has made it clear — in both word and action — that it will not begin tapering until the economy is ready. We have no reason to believe otherwise and are confident the process will be gradual and closely managed.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

Sincerely yours,

John S. Armour President	Shelby Notkin Senior Vice President and Equity Portfolio Manager	John Queen Senior Vice President and Fixed-Income Portfolio Manager

Capital Group Core Municipal Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.59%
Alabama - 3.07%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,528	0.85%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	116	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,071	0.36
5.00%, 05/01/17	1,000	1,149	0.38
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,000	0.67
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,116	0.71
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	174	0.06
_______________________
		9,154	3.07
_______________________
Alaska - 0.34%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	945	1,009	0.34
_______________________
		1,009	0.34
_______________________
Arizona - 3.39%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.93%, 02/01/48[1]	3,000	2,951	0.99
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	208	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,129	0.38
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,113	0.37
5.00%, 07/01/20	2,800	3,293	1.10
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,086	0.37
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	187	0.06
_______________________
		10,113	3.39
_______________________
California - 8.80%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.50
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,054	0.35
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	1,500	1,510	0.50
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.78%, 04/01/47[1]	1,000	1,008	0.34
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/20	1,300	1,485	0.50
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	139	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	889	0.30
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,082	0.70
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	1,000	997	0.33
See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	$1,700	$1,702	0.57%
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	950	0.32
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,214	0.41
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,044	0.35
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, 06/15/27	225	237	0.08
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	114	0.04
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	550	0.18
4.00%, 09/02/17	1,215	1,327	0.44
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	930	930	0.31
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	1,000	1,148	0.38
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/21	100	122	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	700	835	0.28
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	103	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.796%, 07/01/19[1]	100	89	0.03
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	203	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	678	0.23
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,765	0.59
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	107	0.04
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,542	0.52
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	119	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	496	0.16
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	227	0.08
_______________________
		26,280	8.80
_______________________
Colorado - 1.99%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	214	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	336	0.11
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	574	0.19
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	150	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	131	0.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,255	0.76
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	758	0.25

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.83%, 09/01/39[1]	$375	$377	0.13%
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,151	0.39
_______________________
		5,946	1.99
_______________________
District of Columbia - 1.74%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/15[1]	1,250	1,255	0.42
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.56%, 10/01/44[1]	975	978	0.33
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,752	0.92
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	217	0.07
_______________________
		5,202	1.74
_______________________
Florida - 12.29%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	700	0.23
5.00%, 06/01/19	150	172	0.06
5.00%, 06/01/20	1,100	1,253	0.42
5.25%, 06/01/17	2,100	2,387	0.80
6.00%, 06/01/16	300	338	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,717	0.57
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,144	0.38
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	110	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,174	0.39
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,356	0.45
5.00%, 11/15/17	2,000	2,296	0.77
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	102	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,273	0.43
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	111	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,115	0.37
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	730	782	0.26
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,085	1,165	0.39
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	580	626	0.21
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	155	0.05
5.00%, 07/01/15	1,435	1,540	0.52
5.00%, 07/01/16	2,100	2,332	0.78
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	702	0.24

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	$525	$566	0.19%
5.00%, 07/01/16	2,000	2,232	0.75
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,669	0.56
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,032	0.35
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	101	0.03
5.00%, 01/15/20	300	349	0.12
5.00%, 01/15/23	300	339	0.11
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	206	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	204	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,023	0.68
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	575	598	0.20
3.00%, 07/01/16	2,050	2,170	0.73
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,162	0.39
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	458	0.15
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	299	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	509	0.17
_______________________
		36,691	12.29
_______________________
Georgia - 2.36%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	353	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,412	0.47
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,184	0.73
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	222	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	469	0.16
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	110	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,176	0.39
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	580	0.19
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	553	0.19
_______________________
		7,059	2.36
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam - 0.41%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	$1,200	$1,223	0.41%
_______________________
		1,223	0.41
_______________________
Hawaii - 1.01%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	718	0.24
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,498	0.50
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	796	0.27
_______________________
		3,012	1.01
_______________________
Illinois - 7.46%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	104	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,643	0.55
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,837	0.61
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,127	0.38
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,039	0.35
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	216	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	155	159	0.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,137	0.38
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	108	0.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,697	0.57
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,054	0.35
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,067	0.69
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,102	0.37
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,381	0.80
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,371	0.46
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,876	0.63
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,203	0.74
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	333	0.11
5.00%, 07/01/21	375	407	0.14
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04
_______________________
		22,278	7.46
_______________________
Indiana - 1.63%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	500	553	0.18
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	109	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,513	0.51

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	$1,200	$1,379	0.46%
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,152	0.39
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	161	0.05
_______________________
		4,867	1.63
_______________________
Iowa - 0.44%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	980	960	0.32
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	359	0.12
_______________________
		1,319	0.44
_______________________
Kansas - 0.20%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	592	0.20
_______________________
		592	0.20
_______________________
Kentucky - 0.38%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.765%, 05/01/20[1]	300	298	0.10
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	800	839	0.28
_______________________
		1,137	0.38
_______________________
Louisiana - 1.12%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	329	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	259	0.09
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,704	0.57
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,043	0.35
_______________________
		3,335	1.12
_______________________
Massachusetts - 1.69%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	178	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	108	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,076	0.36
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,042	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,294	0.43
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	116	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,131	0.38
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	104	0.03
_______________________
		5,049	1.69
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Michigan - 3.86%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	$700	$660	0.22%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,565	0.52
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,326	0.78
5.00%, 01/01/21	700	803	0.27
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	100	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,726	0.58
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,374	0.46
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	166	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	211	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	789	0.26
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,698	0.57
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	111	0.04
_______________________
		11,529	3.86
_______________________
Minnesota - 0.87%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	785	838	0.28
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	972	967	0.33
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	720	785	0.26
_______________________
		2,590	0.87
_______________________
Mississippi - 0.77%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,180	2,302	0.77
_______________________
		2,302	0.77
_______________________
Missouri - 0.13%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	65	65	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	205	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	119	0.04
_______________________
		389	0.13
_______________________
Nebraska - 0.75%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	600	622	0.21
3.00%, 03/01/43	475	493	0.16

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nebraska—continued
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	$1,125	$1,132	0.38%
_______________________
		2,247	0.75
_______________________
Nevada - 1.87%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	108	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	362	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,596	0.53
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,236	0.75
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,290	0.43
_______________________
		5,592	1.87
_______________________
New Hampshire - 0.20%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	593	0.20
_______________________
		593	0.20
_______________________
New Jersey - 5.11%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,201	0.40
5.00%, 11/01/21	200	240	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,075	0.36
5.00%, 12/15/17	2,000	2,313	0.78
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.98%, 02/01/17[1]	1,025	1,030	0.35
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	103	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	103	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,086	0.36
5.00%, 12/01/17	1,420	1,616	0.54
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	1,850	1,846	0.62
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	1,150	1,147	0.38
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	538	0.18
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, 06/15/17	100	108	0.04
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,214	0.74
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	620	0.21
_______________________
		15,240	5.11
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Mexico - 0.12%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.911%, 12/01/28[1]	$365	$363	0.12%
_______________________
		363	0.12
_______________________
New York - 5.82%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,309	0.77
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	111	0.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,278	0.43
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,004	0.67
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.08%, 11/01/20[1]	2,000	2,014	0.67
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,171	0.39
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,265	0.76
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.04
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,259	0.42
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 07/01/16	125	134	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	206	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	553	0.19
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,144	0.38
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	670	706	0.24
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,114	0.71
_______________________
		17,385	5.82
_______________________
North Carolina - 1.36%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	120	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	465	0.16
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	197	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,938	0.98
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	342	0.11
_______________________
		4,062	1.36
_______________________
North Dakota - 0.21%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	580	611	0.21
_______________________
		611	0.21
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio - 4.34%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	$1,250	$1,398	0.47%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,065	0.36
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,157	0.39
5.00%, 09/01/19	2,000	2,323	0.78
5.00%, 09/01/20	1,030	1,194	0.40
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	786	0.26
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,081	0.36
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,098	0.37
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,107	0.37
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,733	0.58
_______________________
		12,942	4.34
_______________________
Oklahoma - 0.63%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	217	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.88%, 01/01/23[1]	1,650	1,662	0.56
_______________________
		1,879	0.63
_______________________
Oregon - 0.36%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,079	0.36
_______________________
		1,079	0.36
_______________________
Pennsylvania - 3.15%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	464	0.15
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,223	1.08
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	216	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,721	0.58
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	203	0.07
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.76%, 12/01/18[1]	1,500	1,492	0.50
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,857	0.62
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	233	0.08
_______________________
		9,409	3.15
_______________________
Puerto Rico - 0.13%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	500	377	0.13
_______________________
		377	0.13
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
South Carolina - 1.46%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	$1,025	$1,135	0.38%
5.00%, 11/01/20	500	565	0.19
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,040	1,116	0.37
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,427	0.48
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	104	0.04
_______________________
		4,347	1.46
_______________________
Tennessee - 1.48%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	131	0.05
5.00%, 12/01/18	100	119	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.68%, 10/01/38[1]	1,400	1,409	0.47
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	945	1,031	0.35
4.50%, 07/01/37	890	987	0.33
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	680	728	0.24
_______________________
		4,405	1.48
_______________________
Texas - 6.70%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,147	0.38
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	275	303	0.10
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	1,400	1,407	0.47
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,779	0.60
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	112	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	104	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,842	0.62
4.00%, 12/01/16	955	1,056	0.35
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	110	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,043	0.35
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,163	0.39
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,083	0.36
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 11/15/23	125	140	0.05
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	515	0.17
5.00%, 11/15/18	275	323	0.11

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.19%, 07/01/31[1]	$250	$250	0.08%
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	107	0.04
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.61%, 05/15/48[1]	850	856	0.29
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	106	0.04
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,131	0.38
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,200	1,159	0.39
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	115	0.04
6.00%, 01/01/21	100	115	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	880	1,022	0.34
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	102	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	101	0.03
5.00%, 08/15/23	350	376	0.13
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,649	0.55
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	688	0.23
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	104	0.03
_______________________
		20,008	6.70
_______________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	103	0.03
5.00%, 07/01/16	200	207	0.07
_______________________
		310	0.10
_______________________
Virginia - 0.44%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	802	0.27
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	233	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	291	0.09
_______________________
		1,326	0.44
_______________________
Washington - 4.16%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,119	0.71
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	539	0.18

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
5.00%, 07/01/17	$1,000	$1,154	0.39%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,905	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	168	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,665	0.56
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	108	0.03
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	101	0.03
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/20	2,000	2,349	0.79
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	912	0.30
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,278	0.43
_______________________
		12,408	4.16
_______________________
Wisconsin - 1.25%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,315	0.44
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	112	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,351	0.45
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	942	0.32
_______________________
		3,720	1.25
_______________________
Total bonds & notes (cost: $271,185,934)		279,379	93.59
_______________________
Short-term securities - 5.18%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.05%, 11/01/26	200	200	0.07
0.06%, 11/01/26	2,200	2,200	0.74
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.09%, 01/01/42[1]	1,250	1,250	0.42
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	700	700	0.23
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.08%, 01/01/48[1]	3,700	3,700	1.24
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds:[1]
0.07%, 08/15/38	1,200	1,200	0.40
0.06%, 08/15/38	3,600	3,600	1.21
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series N-4, 0.07%, 10/01/49[1]	600	600	0.20
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.07%, 12/01/30[1]	600	600	0.20
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, 12/01/30[1]	700	700	0.23
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.12%, 07/01/38[1]	725	725	0.24
_______________________
Total Short-term securities (cost: $15,475,000)		15,475	5.18
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

Total investment securities (cost: $286,660,934)	294,854	98.77
Other assets less liabilities	3,661	1.23
_______________________
Net assets	$298,515	100.00%
_______________________
_______________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $706,067, representing 0.24% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.62%
Alabama - 1.56%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,071	0.78%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,058	0.78
_______________________
		2,129	1.56
_______________________
Arizona - 1.11%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	394	0.29
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	208	0.15
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	288	0.21
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	622	0.46
_______________________
		1,512	1.11
_______________________
California - 6.87%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	550	554	0.41
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	567	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	451	0.33
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,164	0.85
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,000	1,001	0.73
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	874	0.64
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	664	0.49
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	465	465	0.34
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,000	1,150	0.84
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	324	0.24
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	473	0.35
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	551	0.40
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,133	0.83
_______________________
		9,371	6.87
_______________________
Colorado - 3.45%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	451	0.33
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,053	0.77
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,048	0.77
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	535	0.39
See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	$525	$590	0.43%
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,027	0.76
_______________________
		4,704	3.45
_______________________
Connecticut - 0.73%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 11/15/32	500	541	0.40
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	453	0.33
_______________________
		994	0.73
_______________________
District of Columbia - 2.12%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	106	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/15[1]	1,000	1,004	0.74
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.56%, 10/01/44[1]	600	602	0.44
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,174	0.86
_______________________
		2,886	2.12
_______________________
Florida - 8.69%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,000	1,103	0.81
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	630	0.46
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.18%, 10/01/14[1]	600	602	0.44
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	818	0.60
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	240	0.18
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,410	1.03
5.00%, 10/01/17	450	522	0.38
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 10/01/17	1,000	1,153	0.85
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	545	587	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	315	340	0.25
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,556	1.14
5.00%, 07/01/16	190	211	0.16
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	333	0.24
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	593	0.44
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,032	0.76
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	101	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	101	0.07

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	$500	$522	0.38%
_______________________
		11,854	8.69
_______________________
Georgia - 1.23%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	287	0.21
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 11/01/19	1,000	1,177	0.86
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	210	0.16
_______________________
		1,674	1.23
_______________________
Guam - 0.50%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	678	0.50
_______________________
		678	0.50
_______________________
Hawaii - 0.93%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	105	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,167	0.85
_______________________
		1,272	0.93
_______________________
Illinois - 9.29%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,072	0.79
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, 01/01/15	100	106	0.08
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	472	0.35
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	337	0.25
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	347	0.25
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,449	1.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,131	0.83
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,008	0.74
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	742	0.54
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,724	1.26
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,071	0.79
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,092	0.80
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	693	0.51
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,416	1.04
_______________________
		12,660	9.29
_______________________
Indiana - 1.26%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	661	0.49

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	$500	$589	0.43%
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	405	468	0.34
_______________________
		1,718	1.26
_______________________
Kentucky - 1.21%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.765%, 05/01/20[1]	290	288	0.21
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	285	299	0.22
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,063	0.78
_______________________
		1,650	1.21
_______________________
Louisiana - 1.18%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,415	1,510	1.11
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	102	0.07
_______________________
		1,612	1.18
_______________________
Massachusetts - 1.21%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	104	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	668	0.49
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	665	0.49
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	105	0.08
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	104	0.07
_______________________
		1,646	1.21
_______________________
Michigan - 2.23%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,113	0.82
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	507	0.37
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,081	0.79
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	343	0.25
_______________________
		3,044	2.23
_______________________
Minnesota - 0.78%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	355	387	0.28
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	683	0.50
_______________________
		1,070	0.78
_______________________
Missouri - 0.76%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	330	377	0.28

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri—continued
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	$620	$662	0.48%
_______________________
		1,039	0.76
_______________________
Nebraska - 0.88%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	500	518	0.38
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, 09/01/43	650	677	0.50
_______________________
		1,195	0.88
_______________________
Nevada - 1.76%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	334	0.25
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,064	1.51
_______________________
		2,398	1.76
_______________________
New Hampshire - 0.51%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	693	0.51
_______________________
		693	0.51
_______________________
New Jersey - 6.58%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	653	0.48
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,131	0.83
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.66%, 02/01/15[1]	525	525	0.39
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.98%, 02/01/17[1]	1,000	1,005	0.74
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	103	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	512	0.37
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,050	0.77
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	543	0.40
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/17 @ 100), 0.70%, 01/01/23[1]	1,000	1,002	0.73
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	250	249	0.18
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	500	499	0.37
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	323	0.24
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,107	0.81

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	$225	$266	0.19%
_______________________
		8,968	6.58
_______________________
New Mexico - 0.26%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.9112%, 12/01/28[1]	360	358	0.26
_______________________
		358	0.26
_______________________
New York - 5.79%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 11/01/19	750	896	0.66
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,133	0.83
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.63%, 08/01/25[1]	1,000	1,005	0.74
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.98%, 11/01/18[1]	1,000	1,008	0.74
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	585	0.43
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	439	0.32
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	575	0.42
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	500	503	0.37
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	313	330	0.24
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,422	1.04
_______________________
		7,896	5.79
_______________________
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	245	258	0.19
_______________________
		258	0.19
_______________________
Ohio - 2.96%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,807	1.33
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,037	0.76
5.00%, 09/01/15	500	538	0.39
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	615	659	0.48
_______________________
		4,041	2.96
_______________________
Oklahoma - 0.10%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	131	0.10
_______________________
		131	0.10
_______________________

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oregon - 1.89%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	$2,125	$2,141	1.57%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	431	0.32
_______________________
		2,572	1.89
_______________________
Pennsylvania - 2.33%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,075	0.79
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	806	0.59
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	229	0.17
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,064	0.78
_______________________
		3,174	2.33
_______________________
South Carolina - 0.92%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	625	671	0.49
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	475	0.35
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	104	0.08
_______________________
		1,250	0.92
_______________________
Tennessee - 1.34%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	105	0.08
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.68%, 10/01/38[1]	700	704	0.52
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	470	513	0.37
4.50%, 07/01/37	450	499	0.37
_______________________
		1,821	1.34
_______________________
Texas - 7.41%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,107	0.81
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	600	603	0.44
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.68%, 05/15/34[1]	1,000	1,002	0.74
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	102	0.07
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.67%, 08/15/21[1]	1,000	1,001	0.73
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 12/01/16	100	111	0.08
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	233	0.17
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	500	582	0.43

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.19%, 07/01/31[1]	$200	$200	0.15%
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	600	579	0.43
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	465	0.34
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	102	0.07
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	679	0.50
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	347	0.25
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	385	417	0.31
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,032	0.76
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	761	0.56
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	534	0.39
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	243	0.18
_______________________
		10,100	7.41
_______________________
Washington - 7.39%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	531	0.39
5.00%, 07/01/15	1,250	1,348	0.99
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,099	0.81
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	771	0.56
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	700	0.51
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	502	0.37
5.00%, 12/01/15	1,000	1,098	0.80
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,121	0.82
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/18	1,500	1,757	1.29
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	667	0.49
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	455	486	0.36
_______________________
		10,080	7.39
_______________________
Wisconsin - 1.20%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,118	0.82
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	524	0.38
_______________________
		1,642	1.20
_______________________
Total bonds & notes (cost: $115,909,815)		118,090	86.62
_______________________

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 13.90%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.08%, 11/15/35[1]	$1,000	$1,000	0.73%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.08%, 11/15/35[1]	3,050	3,050	2.24
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	1,600	1,600	1.17
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.05%, 08/01/44[1]	650	650	0.48
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds:[1]
0.06%, 08/15/38	3,100	3,100	2.27
0.07%, 08/15/38	1,000	1,000	0.73
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, 12/01/30[1]	4,400	4,400	3.23
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.05%, 09/01/30[1]	300	300	0.22
Nebraska Educ. Fin. Auth., College & Univ. Rev. Ref. Bonds, 0.08%, 07/01/35[1]	500	500	0.37
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.08%, 06/01/31[1]	1,100	1,100	0.81
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.07%, 06/01/41[1]	300	300	0.22
New Jersey Health Care Facs. Fncg Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.07%, 07/01/43[1]	1,150	1,150	0.84
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.08%, 07/01/37[1]	800	800	0.59
_______________________
Total Short-term securities (cost: $18,950,000)		18,950	13.90
_______________________
Total investment securities (cost: $134,859,815)		137,040	100.52
Other assets less liabilities		(710)	(0.52)
_______________________
Net assets		$136,330	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $329,498, representing 0.24% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Group California Core Municipal Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.15%
California - 90.89%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,088	0.48%
5.00%, 11/15/20	715	788	0.35
5.00%, 11/15/21	495	538	0.24
5.00%, 11/15/22	1,000	1,080	0.48
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.66
5.125%, 09/01/20	1,500	1,707	0.75
5.25%, 05/15/20	1,000	1,137	0.50
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	457	0.20
5.00%, 04/01/20	550	625	0.28
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	632	0.28
5.00%, 09/02/22	225	235	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	456	0.20
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,462	0.64
5.00%, 10/01/22	975	1,140	0.50
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	634	0.28
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.18%, 04/01/45[1]	3,700	3,725	1.64
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/45[1]	1,200	1,208	0.53
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,518	0.67
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	956	0.42
5.00%, 04/01/21	800	966	0.43
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	116	0.05
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	602	0.27
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	714	0.31
5.00%, 09/01/26	500	507	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,106	0.49
5.00%, 02/01/21	550	646	0.28
5.00%, 10/01/21	700	808	0.36
5.00%, 11/01/21	525	551	0.24
5.50%, 04/01/29	300	322	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	678	0.30
5.00%, 01/01/18	125	147	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	198	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	611	0.27
4.00%, 11/01/22	1,420	1,526	0.67
See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.50%, 11/01/17	$335	$379	0.17%
5.00%, 01/01/24	100	113	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 08/15/16	710	768	0.34
5.00%, 08/15/18	1,100	1,294	0.57
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	323	0.14
5.00%, 10/01/22	770	890	0.39
5.00%, 11/15/24	150	167	0.07
5.00%, 11/15/25	375	411	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,575	0.69
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	111	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	736	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	500	564	0.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	309	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,601	0.70
5.00%, 03/01/20	675	780	0.34
5.00%, 11/15/20	500	591	0.26
5.00%, 11/15/21	350	408	0.18
5.00%, 03/01/23	1,000	1,133	0.50
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	453	0.20
5.00%, 08/15/20	300	357	0.16
5.00%, 11/15/21	1,000	1,071	0.47
5.00%, 08/15/22	850	1,003	0.44
5.375%, 07/01/21	1,500	1,539	0.68
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	231	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,164	0.51
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	105	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	103	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	2,375	2,378	1.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	1,000	997	0.44
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	107	0.05
4.50%, 10/01/26	100	106	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.05
5.00%, 02/01/19	100	112	0.05
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,100	1,101	0.48

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.38%, 10/01/47[1]	$1,800	$1,800	0.79%
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	177	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	501	0.22
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	166	0.07
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	754	0.33
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	752	0.33
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	235	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,362	1.04
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	115	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	266	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	238	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,476	0.65
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	116	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,169	0.51
5.00%, 12/01/23	200	230	0.10
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,596	0.70
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	203	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	213	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	344	0.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	203	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,575	0.69
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,312	0.58
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,403	0.62
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	215	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	695	0.31
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,016	0.45
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	895	0.39
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	955	1,030	0.45

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 11/01/21	$1,645	$1,800	0.79%
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,125	0.50
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	109	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	705	0.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,225	0.54
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	997	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	516	0.23
5.00%, 07/01/16	100	108	0.05
5.00%, 05/15/19	600	673	0.30
5.00%, 11/01/19	1,000	1,159	0.51
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	255	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 11/01/19	2,000	2,170	0.96
5.00%, 11/01/24	600	622	0.27
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	552	0.24
5.00%, 09/01/22	1,400	1,535	0.68
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,000	1,208	0.53
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A:
5.00%, 10/01/20	750	907	0.40
5.00%, 10/01/21	500	605	0.27
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	207	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	330	0.15
3.15%, 09/02/21	570	556	0.24
3.55%, 09/02/23	350	330	0.15
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,158	0.51
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	516	0.23
4.375%, 09/02/21	700	722	0.32
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,208	0.53
3.00%, 09/02/20	1,250	1,253	0.55
3.25%, 09/02/22	700	693	0.31
3.375%, 09/02/23	850	804	0.35
4.00%, 09/02/18	500	550	0.24
4.00%, 09/02/19	475	505	0.22
4.50%, 09/02/22	250	258	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	117	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B, 5.00%, 05/15/20	$500	$602	0.27%
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	589	0.26
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	125	0.06
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	106	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,020	0.45
4.00%, 09/01/16	2,000	2,077	0.91
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	807	0.36
Coast Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 08/01/21	1,400	1,693	0.75
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	304	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	592	0.26
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,447	0.64
5.00%, 09/01/24	860	927	0.41
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	215	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	523	0.23
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	102	0.05
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	1,520	1,520	0.67
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,081	0.48
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	104	0.05
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,378	0.61
5.00%, 06/01/21	1,200	1,377	0.61
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	116	0.05
5.25%, 11/01/25	100	111	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	796	0.35
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	205	0.09
4.00%, 09/02/21	1,350	1,379	0.61
4.00%, 09/02/23	430	437	0.19
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	115	0.05
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	107	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	872	0.38
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	827	0.36
5.00%, 11/01/21	500	579	0.25
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	113	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	$500	$562	0.25%
5.00%, 07/01/21	1,000	1,215	0.54
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,188	0.52
5.00%, 07/01/21	900	1,085	0.48
Los Angeles County Public Works Fncg. Auth., Lease Rev. Ref. Bonds, Series A, (NATL-RE Insured), 5.00%, 12/01/13	100	100	0.04
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	217	0.10
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,009	0.44
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	808	0.36
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	358	0.16
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	236	0.10
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,202	0.53
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	206	0.09
5.00%, 07/01/24	100	115	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,065	0.47
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	678	0.30
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	106	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	540	0.24
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,500	1,500	0.66
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,100	1,100	0.48
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	101	0.04
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	459	0.20
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	443	0.20
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	465	0.20
5.00%, 08/01/20	375	414	0.18
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	162	0.07
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,149	0.51
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	832	0.37
5.50%, 07/01/21	1,000	1,168	0.51

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	$200	$230	0.10%
5.00%, 07/01/19	200	236	0.10
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	570	0.25
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 08/01/24	1,000	1,168	0.51
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	413	0.18
4.00%, 10/01/21	1,485	1,575	0.69
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	369	0.16
4.50%, 09/01/20	445	457	0.20
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	517	0.23
3.75%, 09/15/18	770	796	0.35
4.00%, 09/15/20	340	360	0.16
4.00%, 09/15/22	440	448	0.20
5.00%, 09/01/20	610	699	0.31
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	104	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	101	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	551	0.24
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	675	0.30
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	841	0.37
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,193	0.53
5.00%, 08/01/20	775	935	0.41
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	225	264	0.12
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 07/01/20	700	816	0.36
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A, 5.00%, 07/01/18	850	981	0.43
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	573	0.25
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	827	0.36
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	899	0.40
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	475	531	0.23
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	115	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	103	0.05
4.00%, 08/01/20	100	110	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	932	0.41
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	116	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	474	0.21

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	$300	$346	0.15%
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	968	0.43
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	289	0.13
5.00%, 08/01/18	275	304	0.13
5.25%, 08/01/19	290	324	0.14
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	491	0.22
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	897	0.39
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,376	0.61
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	526	0.23
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	406	0.18
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,047	0.46
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	228	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	880	0.39
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	325	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	643	0.28
4.25%, 09/01/21	1,560	1,589	0.70
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,118	0.49
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,194	0.53
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	963	0.42
5.00%, 08/15/20	1,000	1,030	0.45
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/14[1]	1,700	1,702	0.75
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	237	0.10
5.00%, 07/01/20	1,550	1,855	0.82
5.00%, 07/01/23	800	922	0.41
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	551	0.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	561	0.25
5.00%, 07/01/18	350	415	0.18
5.00%, 07/01/21	750	904	0.40
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,196	0.53
5.00%, 07/01/20	245	293	0.13
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	114	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	$1,175	$1,215	0.54%
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	279	0.12
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	200	207	0.09
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	117	0.05
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	750	826	0.36
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	300	0.13
5.00%, 02/01/19	2,000	2,352	1.04
5.00%, 02/01/20	2,700	3,178	1.40
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	424	0.19
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,542	0.68
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	708	0.31
5.25%, 10/01/20	650	763	0.34
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	103	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	119	0.05
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,045	0.90
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,265	0.56
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,099	0.48
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	305	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	105	0.05
5.00%, 01/01/22	1,500	1,690	0.74
5.25%, 01/01/24	100	113	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	576	0.25
5.00%, 01/01/22	700	796	0.35
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	146	0.06
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	560	0.25
5.00%, 05/15/20	500	598	0.26
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,127	0.50
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	205	0.09
_______________________
		206,444	90.89
_______________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	115	0.05
_______________________
		115	0.05
_______________________

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida - 0.25%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	$500	$572	0.25%
_______________________
		572	0.25
_______________________
Guam - 1.16%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 10/01/19	150	160	0.07
5.00%, 10/01/20	225	239	0.11
5.00%, 10/01/21	350	368	0.16
5.00%, 10/01/22	710	739	0.33
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	1,100	1,121	0.49
_______________________
		2,627	1.16
_______________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	113	0.05
_______________________
		113	0.05
_______________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	105	0.05
_______________________
		105	0.05
_______________________
Oregon - 0.44%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	1,000	1,008	0.44
_______________________
		1,008	0.44
_______________________
Puerto Rico - 1.50%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	730	551	0.24
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	411	0.18
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,055	0.47
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	1,400	1,387	0.61
_______________________
		3,404	1.50
_______________________
Texas - 0.53%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	1,100	1,105	0.48
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111	0.05
_______________________
		1,216	0.53
_______________________

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U. S. Virgin Islands - 0.23%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 10/01/24	$500	$535	0.23%
_______________________
		535	0.23
_______________________
Total bonds & notes (cost: $211,793,733)		216,139	95.15
_______________________
Short-term securities - 4.64%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, 09/01/38[1]	1,000	1,000	0.44
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.05%, 11/01/35[1]	2,400	2,400	1.06
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.04%, 08/15/27[1]	1,900	1,900	0.84
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.06%, 07/01/35[1]	3,000	3,000	1.32
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.05%, 07/01/23[1]	2,235	2,235	0.98
_______________________
Total Short-term securities (cost: $10,535,000)		10,535	4.64
_______________________
Total investment securities (cost: $222,328,733)		226,674	99.79
Other assets less liabilities		469	0.21
_______________________
Net assets		$227,143	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 81.25%
California - 77.06%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.44%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	223	0.19
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	430	0.38
5.00%, 04/01/18	250	285	0.25
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	250	252	0.22
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	759	0.66
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.78%, 04/01/47[1]	1,675	1,688	1.47
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	285	0.25
5.00%, 04/01/17	400	461	0.40
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	652	0.57
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	267	0.23
4.00%, 09/01/16	75	83	0.07
4.00%, 02/01/17	100	111	0.10
5.00%, 04/01/14	100	102	0.09
5.00%, 10/01/16	250	280	0.24
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	542	0.47
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	426	0.37
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	157	0.14
4.00%, 04/01/16	300	324	0.28
4.00%, 04/01/17	200	220	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 08/15/17	510	581	0.51
5.00%, 08/15/18	500	588	0.51
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	224	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	490	522	0.46
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	163	0.14
5.00%, 11/15/16	225	245	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	463	0.40
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	300	0.26
4.00%, 03/01/18	200	222	0.19
4.00%, 03/01/19	500	551	0.48
5.00%, 08/15/14	100	104	0.09
5.00%, 11/15/16	250	282	0.25
5.00%, 10/01/18	500	588	0.51
5.00%, 11/15/19	300	353	0.31
See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	$150	$161	0.14%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	922	0.80
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	209	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	103	0.09
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,100	1,101	0.96
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	500	499	0.44
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	600	601	0.52
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.38%, 10/01/47[1]	1,000	1,000	0.87
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	240	0.21
4.00%, 10/01/16	200	218	0.19
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	227	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	563	0.49
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,476	1.29
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	601	0.52
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,115	0.97
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	449	0.39
5.00%, 04/01/18	400	467	0.41
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	544	0.47
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	432	0.38
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	554	0.48
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	413	0.36
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	479	0.42
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	108	0.09
5.00%, 10/01/16	240	270	0.24
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	360	0.31
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	146	0.13
5.00%, 11/01/18	400	477	0.42
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	453	0.40
5.00%, 11/01/17	350	409	0.36

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	$500	$557	0.49%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	683	0.60
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	414	0.36
5.00%, 07/01/14	650	670	0.58
5.00%, 11/01/15	300	325	0.28
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	543	0.47
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,075	1.81
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	599	0.52
5.00%, 10/01/19	330	397	0.35
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,108	0.97
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	654	0.57
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	152	0.13
4.00%, 06/01/16	100	109	0.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	453	0.40
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	588	0.51
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	487	0.42
5.00%, 09/01/20	545	611	0.53
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	1,070	1,070	0.93
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	601	0.52
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	571	0.50
5.00%, 06/01/19	500	575	0.50
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	125	0.11
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	338	0.29
5.00%, 11/01/18	425	500	0.44
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	814	0.71
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	563	0.49
5.00%, 07/01/16	500	562	0.49
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	899	0.78
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	730	0.64
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	211	0.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, 07/01/18	550	603	0.53
5.00%, 07/01/15	420	454	0.40
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	516	0.45
5.00%, 07/01/18	500	592	0.52

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	$500	$544	0.47%
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	103	0.09
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	103	0.09
5.00%, 07/01/15	200	216	0.19
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,600	1,600	1.40
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	500	500	0.44
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	323	0.28
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	391	0.34
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	570	0.50
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	382	0.33
4.00%, 10/01/18	300	329	0.29
Rancho Santiago Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 09/01/19	1,000	1,143	1.00
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	263	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	108	0.09
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	261	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	290	0.25
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	283	0.25
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	569	0.50
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	451	0.39
5.00%, 08/01/18	1,000	1,193	1.04
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	278	0.24
5.00%, 07/01/17	650	740	0.65
5.00%, 07/01/18	100	115	0.10
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	512	0.45
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	590	0.51
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	978	0.85
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	196	0.17
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	322	0.28
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	512	0.45
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	223	0.19
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	512	0.45

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	$500	$587	0.51%
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/13	400	400	0.35
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	593	0.52
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	108	0.09
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	316	0.28
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	342	0.30
4.00%, 08/01/19	475	544	0.47
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.00%, 09/01/17	820	848	0.74
4.00%, 09/01/18	175	181	0.16
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	542	0.47
5.00%, 03/01/18	750	879	0.77
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/14[1]	1,000	1,001	0.87
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	239	0.21
5.00%, 07/01/16	200	224	0.20
5.00%, 07/01/17	750	867	0.76
5.00%, 07/01/18	200	237	0.21
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	164	0.14
5.00%, 07/01/17	775	896	0.78
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	516	0.45
5.00%, 07/01/16	500	561	0.49
5.00%, 07/01/18	350	415	0.36
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	791	0.69
5.00%, 07/01/19	600	717	0.63
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	355	0.31
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	600	620	0.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	259	0.23
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	516	0.45
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	551	0.48
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,165	1.02
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	534	0.47
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	269	0.23
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	561	0.49

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 09/01/19	$700	$830	0.72%
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	564	0.49
5.00%, 06/01/15	200	215	0.19
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.83%, 05/01/17[1]	400	403	0.35
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	206	0.18
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	646	0.56
5.50%, 04/01/19	2,050	2,469	2.15
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	607	0.53
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	710	0.62
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	517	0.45
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 04/01/16	340	363	0.32
4.00%, 04/01/17	350	379	0.33
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	105	0.09
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	339	0.30
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	392	0.34
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	224	0.20
_______________________
		88,347	77.06
_______________________
Colorado - 0.30%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	345	0.30
_______________________
		345	0.30
_______________________
Florida - 1.79%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	571	0.50
Citizens Prop. Insurance Corp., Cash Flow Mgmt., Misc. Rev. Bonds, 5.00%, 06/01/15	100	107	0.09
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.73%, 06/01/14[1]	700	705	0.62
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	666	0.58
_______________________
		2,049	1.79
_______________________
Guam - 0.29%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	339	0.29
_______________________
		339	0.29
_______________________

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois - 0.50%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	$500	$575	0.50%
_______________________
		575	0.50
_______________________
Louisiana - 0.19%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	200	213	0.19
_______________________
		213	0.19
_______________________
Massachusetts - 0.15%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.51%, 01/01/18[1]	175	175	0.15
_______________________
		175	0.15
_______________________
Mississippi - 0.44%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	480	507	0.44
_______________________
		507	0.44
_______________________
Oregon - 0.53%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	600	605	0.53
_______________________
		605	0.53
_______________________
Total bonds & notes (cost: $91,618,426)		93,155	81.25
_______________________
Short-term securities - 18.38%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, 09/01/38[1]	1,720	1,720	1.50
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.05%, 11/01/35[1]	3,600	3,600	3.14
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.06%, 11/01/26[1]	400	400	0.35
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.03%, 08/15/36[1]	2,300	2,300	2.00
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.04%, 08/15/27[1]	800	800	0.70
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.06%, 09/02/29[1]	768	768	0.67
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.06%, 09/02/29[1]	2,100	2,100	1.83
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.06%, 09/01/51[1]	1,700	1,700	1.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.06%, 07/01/35[1]	3,000	3,000	2.62
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	500	500	0.44
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.05%, 07/01/35[1]	1,500	1,500	1.31

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.05%, 07/01/23[1]	$2,685	$2,685	2.34%
_______________________
Total Short-term securities (cost: $21,073,000)	21,073	18.38
_______________________
Total investment securities (cost: $112,691,426)	114,228	99.63
Other assets less liabilities	425	0.37
_______________________
Net assets	$114,653	100.00%
_______________________
_______________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Group Core Bond Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.56%
U.S. government & government agency bonds & notes - 48.29%
Fannie Mae:
2.75%, 03/13/14	$2,000	$2,020	0.68%
0.50%, 03/28/16	2,905	2,905	0.98
0.375%, 07/05/16	1,000	995	0.34
1.25%, 09/28/16	1,000	1,019	0.34
1.25%, 01/30/17	1,445	1,469	0.50
1.00%, 11/15/17	4,645	4,605	1.55
0.875%, 05/21/18	500	489	0.16
Federal Home Loan Banks:
1.00%, 06/21/17	600	602	0.20
1.875%, 03/13/20	2,910	2,876	0.97
Freddie Mac:
5.00%, 07/15/14	1,000	1,034	0.35
0.75%, 11/25/14	1,700	1,711	0.58
0.50%, 08/28/15	2,500	2,509	0.85
4.75%, 01/19/16	2,000	2,191	0.74
2.50%, 05/27/16	1,000	1,049	0.35
1.00%, 06/29/17	500	500	0.17
4.875%, 06/13/18	500	579	0.20
U.S. Treasury Bonds, 7.625%, 02/15/25	750	1,113	0.38
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,266	1,268	0.43
0.125%, 04/15/16	6,193	6,364	2.15
2.375%, 01/15/17	383	425	0.14
0.125%, 04/15/18	506	523	0.18
0.375%, 07/15/23	3,180	3,179	1.07
2.00%, 01/15/26	589	682	0.23
U.S. Treasury Notes:
2.375%, 09/30/14	2,500	2,551	0.86
4.00%, 02/15/15	12,115	12,707	4.29
1.25%, 09/30/15	500	509	0.17
4.50%, 02/15/16	500	547	0.18
2.625%, 02/29/16	6,075	6,392	2.16
0.375%, 03/15/16	10,020	10,014	3.38
1.50%, 06/30/16	7,020	7,209	2.43
1.50%, 07/31/16	3,650	3,748	1.26
0.625%, 08/15/16	1,000	1,003	0.34
1.00%, 09/30/16	1,000	1,012	0.34
4.625%, 02/15/17	4,000	4,507	1.52
1.00%, 03/31/17	1,500	1,512	0.51
0.875%, 04/30/17	1,000	1,003	0.34
4.50%, 05/15/17	22,020	24,852	8.39
8.75%, 05/15/17	490	626	0.21
0.75%, 06/30/17	250	249	0.08
1.875%, 08/31/17	5,450	5,643	1.90
0.75%, 03/31/18	500	492	0.17
3.875%, 05/15/18	1,000	1,121	0.38
1.00%, 05/31/18	710	704	0.24
1.375%, 06/30/18	250	252	0.08
4.00%, 08/15/18	4,000	4,520	1.52
1.25%, 04/30/19	500	494	0.17
1.00%, 09/30/19	500	482	0.16
1.375%, 05/31/20	1,000	971	0.33
See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
3.125%, 05/15/21	$2,000	$2,149	0.73%
2.00%, 02/15/23	2,000	1,920	0.65
1.75%, 05/15/23	5,640	5,266	1.78
2.50%, 08/15/23	550	548	0.18
_______________________
Total U.S. government & government agency bonds & notes		143,110	48.29
_______________________
Mortgage-backed obligations - 17.00%
Federal agency mortgage-backed obligations - 10.27%
Fannie Mae:
4.50%, 07/01/19	118	125	0.04
4.50%, 03/01/20	573	609	0.21
2.717%, 02/25/22	500	490	0.17
3.50%, 10/01/25	5,380	5,692	1.92
2.50%, 11/01/27	1,824	1,845	0.62
2.50%, 12/01/27	543	550	0.18
2.50%, 02/01/28	48	49	0.02
2.50%, 05/01/28	79	81	0.03
2.50%, 06/01/28	900	911	0.31
2.50%, 08/01/28	735	745	0.25
2.50%, 09/01/28	827	838	0.28
5.50%, 04/25/37	112	123	0.04
5.50%, 09/01/38	1,408	1,535	0.52
5.00%, 06/01/41	1,434	1,568	0.53
5.00%, 08/01/41	410	449	0.15
3.169%, 09/01/41 [1]	263	275	0.09
3.50%, 07/01/42	4,460	4,585	1.55
4.50%, 11/01/43 TBA	4,155	4,449	1.50
6.00%, 11/01/43 TBA	500	548	0.19
Freddie Mac:
1.873%, 01/25/18	416	424	0.14
2.699%, 05/25/18	790	825	0.28
2.303%, 09/25/18	2,350	2,401	0.81
3.974%, 01/25/21 [1]	524	564	0.19
2.373%, 05/25/22	500	476	0.16
6.00%, 02/15/37	77	85	0.03
Ginnie Mae, 4.50%, 01/20/40	174	190	0.06
_______________________
		30,432	10.27
_______________________
Commercial mortgage-backed securities - 6.73%
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	346	346	0.12
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,408	1,543	0.52
5.695%, 09/15/40[1]	720	806	0.27
Commercial Mortgage Trust, 5.292%, 12/10/46	359	398	0.13
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,573	1,655	0.56
Fannie Mae Aces, 1.4513%, 02/25/18	1,103	1,100	0.37
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	388	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	288	290	0.10
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	526	0.18
5.44%, 05/15/45	650	716	0.24

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
5.372%, 05/15/47	$660	$712	0.24%
5.706%, 02/12/49[1]	650	730	0.25
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	500	527	0.18
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 02/15/51[1]	369	418	0.14
LB-UBS Commercial Mortgage Trust:
5.387%, 02/15/40	724	806	0.27
5.493%, 02/15/40[1]	680	721	0.24
5.838%, 07/15/44[1]	406	455	0.15
6.163%, 09/15/45[1]	500	574	0.19
Merrill Lynch Mortgage Trust, 5.852%, 06/12/50[1]	730	819	0.28
ML-CFC Commercial Mortgage Trust, 5.892%, 08/12/49[1]	550	620	0.21
Morgan Stanley Capital I:
5.205%, 11/14/42[1]	350	371	0.12
5.319%, 12/15/43	499	550	0.19
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	1,075	1,139	0.38
5.342%, 12/15/43	1,650	1,834	0.62
5.466%, 01/15/45[1]	510	553	0.19
5.591%, 04/15/47[1]	510	554	0.19
5.732%, 06/15/49[1]	725	809	0.27
_______________________
		19,960	6.73
_______________________
Total mortgage-backed obligations		50,392	17.00
_______________________
Corporate bonds & notes - 26.78%
Banks - 2.99%
Bank of America Corp.:
2.60%, 01/15/19	715	720	0.24
5.00%, 05/13/21	250	275	0.09
3.30%, 01/11/23	165	159	0.05
BB&T Corp., 2.05%, 06/19/18	670	672	0.23
BNP Paribas SA, 3.002%, 12/20/14[1]	430	443	0.15
Citigroup, Inc.:
4.75%, 05/19/15	118	125	0.04
4.587%, 12/15/15	350	375	0.13
2.50%, 09/26/18	575	580	0.20
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	125	0.04
1.625%, 05/15/18	725	713	0.24
3.20%, 01/25/23	125	120	0.04
Morgan Stanley, 2.125%, 04/25/18	300	298	0.10
Northern Trust Corp., 4.625%, 05/01/14	300	306	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	492	0.17
The Goldman Sachs Group, Inc.:
2.90%, 07/19/18	510	521	0.18
3.625%, 01/22/23	350	342	0.12
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,072	0.36
UBS AG/Stamford CT:
3.875%, 01/15/15	275	286	0.10

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Banks—continued
4.875%, 08/04/20	$250	$282	0.09%
Wells Fargo & Co., 0.438%, 10/28/15[1]	815	814	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	155	0.05
_______________________
		8,875	2.99
_______________________
REITS - 2.76%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	289	0.10
Avalonbay Communities, Inc., 3.625%, 10/01/20	385	396	0.13
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	112	0.04
Corporate Office Properties LP, 5.25%, 02/15/24	710	742	0.25
DCT Industrial Operating Partnership LP, Series 144A, 4.50%, 10/15/23[2]	500	503	0.17
ERP Operating LP:
5.25%, 09/15/14	300	312	0.10
4.625%, 12/15/21	350	377	0.13
3.00%, 04/15/23	265	252	0.08
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,143	0.39
Mack-Cali Realty LP, 2.50%, 12/15/17	500	498	0.17
Prologis LP:
2.75%, 02/15/19	360	364	0.12
6.875%, 03/15/20	127	152	0.05
3.35%, 02/01/21	675	676	0.23
Simon Property Group LP:
4.20%, 02/01/15	300	311	0.10
5.25%, 12/01/16	385	430	0.15
UDR, Inc., 3.70%, 10/01/20	400	407	0.14
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	681	0.23
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	533	0.18
_______________________
		8,178	2.76
_______________________
Electric - 2.23%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	259	0.09
Duke Energy Corp., 3.95%, 10/15/23	165	168	0.06
Entergy Louisiana LLC, 1.875%, 12/15/14	350	355	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	350	0.12
Northern States Power Co., 2.60%, 05/15/23	500	472	0.16
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	274	0.09
Pacificorp, 5.65%, 07/15/18	755	883	0.30
Progress Energy, Inc., 7.05%, 03/15/19	930	1,133	0.38
PSEG Power LLC, 2.75%, 09/15/16	250	260	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	309	0.10
Tampa Electric Co., 2.60%, 09/15/22	350	332	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	350	373	0.13
4.00%, 03/15/16	390	415	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	716	0.24
2.95%, 01/15/22	300	297	0.10
_______________________
		6,596	2.23
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Oil & gas - 2.05%
Anadarko Petroleum Corp., 6.375%, 09/15/17	$250	$292	0.10%
Apache Corp., 2.625%, 01/15/23	765	714	0.24
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	303	0.10
Chevron Corp.:
0.889%, 06/24/16	500	503	0.17
1.718%, 06/24/18	430	431	0.14
Devon Energy Corp., 3.25%, 05/15/22	725	705	0.24
Husky Energy, Inc., 7.25%, 12/15/19	250	308	0.10
Petrobras Global Finance BV, 3.00%, 01/15/19	415	396	0.13
Phillips 66, 4.30%, 04/01/22	290	302	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	355	0.12
Statoil ASA:
3.125%, 08/17/17	300	320	0.11
2.45%, 01/17/23	540	502	0.17
Total Capital Canada Ltd., 1.625%, 01/28/14	350	351	0.12
Total Capital International SA, 2.875%, 02/17/22	230	225	0.08
Transocean, Inc., 3.80%, 10/15/22	390	374	0.13
_______________________
		6,081	2.05
_______________________
Pharmaceuticals - 2.05%
Abbvie, Inc., 2.90%, 11/06/22	925	884	0.30
Cardinal Health, Inc., 3.20%, 03/15/23	275	262	0.09
Express Scripts Holding Co., 2.65%, 02/15/17	250	260	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	243	0.08
2.85%, 05/08/22	250	244	0.08
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.02
3.25%, 03/01/16	310	325	0.11
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	518	0.17
Merck & Co., Inc.:
1.10%, 01/31/18	250	246	0.08
2.80%, 05/18/23	250	239	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	581	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	346	0.12
Pfizer, Inc.:
0.554%, 06/15/18[1]	500	501	0.17
6.20%, 03/15/19	300	363	0.12
Sanofi-Aventis SA, 0.558%, 03/28/14[1]	500	501	0.17
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	75	72	0.02
_______________________
		6,072	2.05
_______________________
Diversified financial services - 1.41%
American Express Co., 0.8521%, 05/22/18[1]	500	501	0.17
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	500	515	0.17
General Electric Capital Corp.:
2.30%, 04/27/17	250	258	0.09
3.10%, 01/09/23	1,020	985	0.33
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	970	991	0.33

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Diversified financial services—continued
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	$733	$738	0.25%
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	198	0.07
_______________________
		4,186	1.41
_______________________
Insurance - 1.36%
American International Group, Inc., 4.125%, 02/15/24	725	747	0.25
Berkshire Hathaway, 2.00%, 08/15/18	750	758	0.26
Liberty Mutual Group, Inc., Series 144A, 4.25%, 06/15/23[2]	500	501	0.17
Prudential Financial, Inc.:
1.044%, 08/15/18[1]	570	573	0.19
2.30%, 08/15/18	350	356	0.12
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,105	0.37
_______________________
		4,040	1.36
_______________________
Beverages - 1.20%
Anheuser-Busch InBev Worldwide, Inc.:
0.603%, 07/14/14[1]	585	586	0.20
4.125%, 01/15/15	300	313	0.11
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	835	0.28
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	245	253	0.08
The Coca-Cola Co.:
3.625%, 03/15/14	375	380	0.13
1.50%, 11/15/15	350	357	0.12
2.45%, 11/01/20	850	846	0.28
_______________________
		3,570	1.20
_______________________
Pipelines - 1.16%
Enbridge, Inc.:
5.60%, 04/01/17	790	885	0.30
4.00%, 10/01/23	505	514	0.17
Enterprise Products Operating LLC, 3.35%, 03/15/23	350	338	0.11
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	685	0.23
Spectra Energy Partners LP, 2.95%, 09/25/18	500	512	0.17
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	199	0.07
Williams Partners LP, 3.80%, 02/15/15	300	311	0.11
_______________________
		3,444	1.16
_______________________
Telecommunications - 1.00%
AT&T, Inc.:
0.90%, 02/12/16	200	200	0.07
2.40%, 08/15/16	200	207	0.07
Cisco Systems, Inc., 0.5044%, 03/14/14[1]	200	200	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	512	0.17
France Telecom SA, 4.375%, 07/08/14	300	307	0.10
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.07
5.15%, 09/15/23	940	1,021	0.34

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Telecommunications—continued
Vodafone Group PLC, 5.00%, 09/15/15	$300	$323	0.11%
_______________________
		2,971	1.00
_______________________
Media - 0.91%
CBS Corp., 1.95%, 07/01/17	200	202	0.07
Comcast Corp.:
5.85%, 11/15/15	300	331	0.11
5.70%, 05/15/18	300	351	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	401	0.13
News America, Inc., 4.50%, 02/15/21	350	377	0.13
The Walt Disney Co., 5.50%, 03/15/19	300	350	0.12
Time Warner, Inc., 5.875%, 11/15/16	300	340	0.11
Viacom, Inc., 2.50%, 09/01/18	350	354	0.12
_______________________
		2,706	0.91
_______________________
Healthcare-services - 0.80%
Aetna, Inc.:
1.50%, 11/15/17	350	347	0.12
2.75%, 11/15/22	655	613	0.21
Humana, Inc., 3.15%, 12/01/22	300	284	0.09
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	268	0.09
WellPoint, Inc.:
2.30%, 07/15/18	285	286	0.10
4.35%, 08/15/20	300	323	0.11
_______________________
		2,371	0.80
_______________________
Mining - 0.65%
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	300	303	0.10
1.625%, 02/24/17	510	516	0.18
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	385	330	0.11
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	510	512	0.17
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09
_______________________
		1,931	0.65
_______________________
Food - 0.63%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	348	0.12
General Mills, Inc., 0.6132%, 05/16/14[1]	500	500	0.17
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	498	0.17
Mondelez International, Inc., 5.375%, 02/10/20	445	506	0.17
_______________________
		1,852	0.63
_______________________
Transportation - 0.57%
Burlington Northern Santa Fe LLC, 3.60%, 09/01/20	300	313	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	696	0.23

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Transportation—continued
5.55%, 05/15/18	$50	$58	0.02%
2.85%, 12/15/21	200	197	0.07
Union Pacific Corp., 2.75%, 04/15/23	450	424	0.14
_______________________
		1,688	0.57
_______________________
Miscellaneous manufacturing - 0.51%
Danaher Corp., 2.30%, 06/23/16	200	207	0.07
General Electric Co.:
5.25%, 12/06/17	620	710	0.24
2.70%, 10/09/22	300	288	0.10
Honeywell International, Inc., 3.875%, 02/15/14	300	303	0.10
_______________________
		1,508	0.51
_______________________
Retail - 0.48%
Dollar General Corp., 3.25%, 04/15/23	300	277	0.09
Home Depot, Inc., 4.40%, 04/01/21	350	386	0.13
Target Corp., 6.00%, 01/15/18	350	412	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	353	0.12
_______________________
		1,428	0.48
_______________________
Agriculture - 0.44%
Altria Group, Inc.:
2.85%, 08/09/22	250	233	0.08
2.95%, 05/02/23	200	186	0.06
4.00%, 01/31/24	580	583	0.20
5.375%, 01/31/44	300	304	0.10
_______________________
		1,306	0.44
_______________________
Distribution/Wholesale - 0.41%
Glencore Funding LLC, Series 144A, 1.603%, 01/15/19[1,2]	1,250	1,214	0.41
_______________________
		1,214	0.41
_______________________
Auto Manufacturers - 0.41%
Daimler Finance North America LLC, Series 144A:[2]
1.95%, 03/28/14	300	301	0.10
1.125%, 08/01/18[1]	350	352	0.12
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	254	0.09
Volkswagen International Finance NV, Series 144A, 0.858%, 04/01/14[1,2]	300	301	0.10
_______________________
		1,208	0.41
_______________________
Chemicals - 0.39%
Ecolab, Inc., 3.00%, 12/08/16	180	190	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	332	0.11
The Dow Chemical Co., 4.125%, 11/15/21	617	639	0.22
_______________________
		1,161	0.39
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Biotechnology - 0.35%
Amgen, Inc., 1.875%, 11/15/14	$250	$253	0.09%
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	102	0.03
3.05%, 12/01/16	80	85	0.03
4.40%, 12/01/21	550	595	0.20
_______________________
		1,035	0.35
_______________________
Aerospace/Defense - 0.31%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	283	0.10
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	16	0.01
The Boeing Co., 0.95%, 05/15/18	350	339	0.11
United Technologies Corp., 3.10%, 06/01/22	270	267	0.09
_______________________
		911	0.31
_______________________
Cosmetics/Personal Care - 0.27%
The Procter & Gamble Co., 1.80%, 11/15/15	790	811	0.27
_______________________
		811	0.27
_______________________
Software - 0.26%
Oracle Corp.:
1.20%, 10/15/17	250	247	0.09
2.375%, 01/15/19	500	508	0.17
_______________________
		755	0.26
_______________________
Environmental Control - 0.24%
Republic Services, Inc., 5.00%, 03/01/20	350	385	0.13
Waste Management, Inc., 4.60%, 03/01/21	300	323	0.11
_______________________
		708	0.24
_______________________
Healthcare-products - 0.23%
Baxter International, Inc., 3.20%, 06/15/23	400	394	0.13
Johnson & Johnson, 0.3542%, 05/15/14[1]	300	301	0.10
_______________________
		695	0.23
_______________________
Engineering&Construction - 0.16%
Odebrecht Offshore Drilling Finance Ltd., Series 144A, 6.75%, 10/01/22[2]	455	475	0.16
_______________________
		475	0.16
_______________________
Computers - 0.14%
International Business Machines Corp., 5.70%, 09/14/17	350	407	0.14
_______________________
		407	0.14
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	$350	$343	0.12%
_______________________
		343	0.12
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	258	0.09
_______________________
		258	0.09
_______________________
Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	251	0.09
_______________________
		251	0.09
_______________________
Advertising - 0.08%
Omnicom Group, Inc., 3.625%, 05/01/22	250	244	0.08
_______________________
		244	0.08
_______________________
Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	62	0.02
_______________________
		62	0.02
_______________________
Iron/Steel - 0.01%
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	40	39	0.01
_______________________
		39	0.01
_______________________
Total corporate bonds & notes		79,380	26.78
_______________________
Municipals - 3.00%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	660	0.22
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	992	0.33
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	50	49	0.02
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	45	0.02
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	2,870	0.97
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,347	0.79
1.758%, 12/15/18	350	341	0.12
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	747	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	312	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	515	0.17
_______________________
Total municipals		8,878	3.00
_______________________
Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	160	163	0.05
_______________________
Total government & government agency bonds & notes outside the U.S.		163	0.05
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Asset-backed obligations - 1.44%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	$63	$65	0.02%
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 09/20/19	1,000	988	0.33
2.97%, 02/20/20	1,565	1,612	0.55
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,598	0.54
_______________________
Total asset-backed obligations		4,263	1.44
_______________________
Total bonds & notes (cost: $282,948,547)		286,186	96.56
_______________________
Short-term securities - 5.03%
Abbot Laboratories, 0.09%, 11/25/13[3]	6,300	6,300	2.13
General Electric Capital Corp., 0.05%, 11/01/13[3]	6,800	6,800	2.29
Kimberly Clark Worldwide, Inc., 0.05%, 11/07/13[3]	1,800	1,800	0.61
_______________________
Total Short-term securities (cost: $14,899,607)		14,900	5.03
_______________________
Total investment securities (cost: $297,848,154)		301,086	101.59
Other assets less liabilities		(4,726)	(1.59)
_______________________
Net assets		$296,360	100.00%
_______________________
_______________________

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2013.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $14,757,184, representing 4.98% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

See Notes to Financial Statements

Capital Group Global Equity Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group Global Equity Fund
October 31, 2013

Investment portfolio - country diversification

Country	(percent of net assets)
United States	51.4%
Japan	8.8
Britain	7.8
Switzerland	5.1
France	5.0
Germany	2.6
Netherlands	2.1
Singapore	1.9
Hong Kong	1.7
Bermuda	1.6
Ireland	1.5
Finland	1.2
Denmark	1.2
Australia	0.9
Canada	0.9
Luxembourg	0.6
Sweden	0.6
South Korea	0.6
China	0.4
India	0.2
Spain	0.2
Macau	0.2
Short-term securities & other assets less liabilities	3.5

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.47%
Financials - 16.22%
AIA Group Ltd.	1,044,000	$5,299	1.29%
The Goldman Sachs Group, Inc.	32,500	5,228	1.27
Standard Chartered PLC	206,578	4,967	1.20
Sampo OYJ, A Shares	104,831	4,966	1.20
DBS Group Holdings Ltd.	337,475	4,548	1.10
CME Group, Inc.	56,800	4,215	1.02
HSBC Holdings PLC	372,129	4,070	0.99
BNP Paribas SA	51,159	3,788	0.92
American Tower Corp.	45,300	3,595	0.87
Sumitomo Mitsui Financial Group, Inc.	73,400	3,520	0.85
BlackRock, Inc.	11,500	3,459	0.84
Barclays PLC	788,425	3,332	0.81
JPMorgan Chase & Co.	55,300	2,850	0.69
Marsh & McLennan Cos., Inc.	58,800	2,693	0.65
Bank of China Ltd., Class H	3,781,000	1,775	0.43
Sumitomo Mitsui Trust Holdings, Inc.	316,000	1,549	0.38
Lloyds Banking Group PLC[1]	1,125,600	1,399	0.34
The Progressive Corp.	48,500	1,260	0.31
The Charles Schwab Corp.	44,000	997	0.24
HDFC Bank Ltd. (ADR)	26,400	957	0.23
Aon PLC	11,700	925	0.22
Ace Ltd.	8,300	792	0.19
BOC Hong Kong Holdings Ltd.	171,500	557	0.14
Sun Hung Kai Properties Ltd.	13,000	170	0.04
_______________________
		66,911	16.22
_______________________
Information Technology - 15.34%
Google, Inc., Class A1	7,935	8,178	1.98
Keyence Corp.	15,500	6,620	1.60
VeriSign, Inc.[1]	80,000	4,342	1.05
Apple, Inc.	7,300	3,813	0.92
ASML Holding NV	39,826	3,781	0.92
Gemalto NV	28,868	3,237	0.78
Texas Instruments, Inc.	73,200	3,080	0.75
Jack Henry & Associates, Inc.	51,800	2,829	0.69
Samsung Electronics Co. Ltd. (GDR)	5,198	2,508	0.61
Trend Micro, Inc.	65,700	2,432	0.59
Jabil Circuit, Inc.	111,400	2,324	0.56
Oracle Corp.	69,000	2,311	0.56
Visa, Inc., A Shares	10,600	2,085	0.51
Hamamatsu Photonics K.K.	53,000	1,978	0.48
Automatic Data Processing, Inc.	26,100	1,957	0.47
QUALCOMM, Inc.	25,300	1,758	0.43
Genpact Ltd.[1]	83,400	1,654	0.40
Microsoft Corp.	46,200	1,633	0.40
Murata Manufacturing Co. Ltd.	17,800	1,425	0.35
TE Connectivity Ltd.	26,200	1,349	0.33
Hitachi Ltd.	174,000	1,212	0.29
Avago Technologies Ltd.	21,700	986	0.24
Broadcom Corp., Class A	29,700	793	0.19
Accenture PLC, Class A	10,500	772	0.19

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
KLA-Tencor Corp.	3,400	$223	0.05%
_______________________
		63,280	15.34
_______________________
Health Care - 14.19%
Gilead Sciences, Inc.[1]	192,000	13,630	3.30
Bristol-Myers Squibb Co.	137,700	7,232	1.75
Seattle Genetics, Inc.[1]	174,200	6,729	1.63
Bayer AG	39,169	4,868	1.18
Novo Nordisk A/S, Class B	29,146	4,849	1.18
Express Scripts Holding Co.[1]	76,200	4,764	1.16
Cerner Corp.[1]	56,600	3,171	0.77
Novartis AG	37,464	2,909	0.71
Roche Holding AG	7,975	2,208	0.54
Essilor International SA	16,200	1,740	0.42
Allergan, Inc.	17,700	1,604	0.39
UnitedHealth Group, Inc.	18,400	1,256	0.30
Sysmex Corp.	18,900	1,244	0.30
Ironwood Pharmaceuticals, Inc.[1]	117,500	1,129	0.27
AbbVie, Inc.	19,000	921	0.22
DaVita Health Care Partners, Inc.[1]	4,800	270	0.07
_______________________
		58,524	14.19
_______________________
Consumer Discretionary - 13.95%
Comcast Corp., Class A	124,500	5,924	1.44
Compagnie Financiere Richemont SA	45,569	4,673	1.13
The Home Depot, Inc.	59,400	4,627	1.12
Newell Rubbermaid, Inc.	156,100	4,625	1.12
Tiffany & Co.	45,200	3,578	0.87
Bayerische Motoren Werke AG	31,382	3,560	0.86
Coach, Inc.	65,500	3,319	0.81
Scripps Networks Interactive, Inc., Class A	35,300	2,842	0.69
Sirius XM Radio, Inc.	718,800	2,710	0.66
SES SA	90,142	2,624	0.64
Signet Jewelers Ltd.	33,200	2,479	0.60
Starbucks Corp.	26,900	2,180	0.53
Target Corp.	31,500	2,041	0.50
Ross Stores, Inc.	25,500	1,972	0.48
Whitbread PLC	27,300	1,503	0.36
Royal Caribbean Cruises Ltd.	31,300	1,316	0.32
Daimler AG	12,585	1,033	0.25
Denso Corp.	20,500	981	0.24
Inditex SA	5,758	946	0.23
Li & Fung Ltd.	662,000	931	0.23
Carnival Corp.	26,500	918	0.22
NIKE, Inc., Class B	11,500	871	0.21
Wynn Macau Ltd.	197,600	753	0.18
Nordstrom, Inc.	9,300	562	0.14
The Walt Disney Co.	4,500	309	0.07
Genting Singapore PLC	180,000	221	0.05
The New York Times Co., Class A	1,100	15	—
_______________________
		57,513	13.95
_______________________

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials - 12.89%
Eaton Corp. PLC	75,000	$5,292	1.28%
Nielsen Holdings NV	127,500	5,029	1.22
SMC Corp.	18,600	4,309	1.04
The Boeing Co.	32,900	4,293	1.04
United Technologies Corp.	37,700	4,006	0.97
FANUC Corp.	22,700	3,629	0.88
Schneider Electric SA	40,404	3,404	0.83
Norfolk Southern Corp.	38,000	3,269	0.79
Danaher Corp.	41,000	2,956	0.72
Caterpillar, Inc.	32,500	2,709	0.66
Assa Abloy AB, Class B	52,458	2,604	0.63
B/E Aerospace, Inc.[1]	25,500	2,069	0.50
Iron Mountain, Inc.	54,855	1,456	0.35
Siemens AG	10,549	1,349	0.33
Hexcel Corp.[1]	28,300	1,197	0.29
Meggitt PLC	121,893	1,119	0.27
Waste Connections, Inc.	24,700	1,056	0.26
Towers Watson & Co., Class A	9,000	1,033	0.25
IDEX Corp.	14,100	975	0.24
Union Pacific Corp.	4,700	712	0.17
Illinois Tool Works, Inc.	3,700	291	0.07
FedEx Corp.	1,600	210	0.05
3M Co.	1,600	201	0.05
_______________________
		53,168	12.89
_______________________
Consumer Staples - 7.60%
Nestle SA	61,413	4,433	1.07
Pernod-Ricard SA	33,949	4,079	0.99
Unilever PLC	94,400	3,822	0.93
Diageo PLC	100,700	3,208	0.78
Beam, Inc.	44,100	2,968	0.72
Danone	36,139	2,680	0.65
The Procter & Gamble Co.	24,800	2,003	0.48
Coca-Cola Amatil Ltd.	154,076	1,879	0.46
Imperial Tobacco Group PLC	42,550	1,589	0.38
Ajinomoto Co., Inc.	105,000	1,466	0.36
Philip Morris International, Inc.	15,600	1,390	0.34
L'Oreal SA	7,535	1,291	0.31
Nestle SA (ADR)	7,600	550	0.13
_______________________
		31,358	7.60
_______________________
Energy - 7.18%
Schlumberger Ltd.	67,100	6,289	1.53
Halliburton Co.	116,200	6,162	1.49
Noble Energy, Inc.	65,800	4,930	1.20
Chevron Corp.	22,050	2,645	0.64
Cenovus Energy, Inc.	80,800	2,401	0.58
Ensco PLC, Class A	41,100	2,369	0.57
Seadrill Ltd.	47,731	2,209	0.54
Kinder Morgan, Inc.	33,700	1,190	0.29
Cobalt International Energy, Inc.[1]	37,600	873	0.21

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
BG Group PLC	25,400	$519	0.13%
_______________________
		29,587	7.18
_______________________
Materials - 6.39%
Syngenta AG	10,500	4,241	1.03
Monsanto Co.	35,500	3,723	0.90
Air Liquide SA	25,219	3,434	0.83
The Mosaic Co.	71,300	3,269	0.79
Air Products & Chemicals, Inc.	21,700	2,366	0.57
BHP Billiton Ltd.	51,488	1,833	0.44
Allegheny Technologies, Inc.	46,900	1,553	0.38
Koninklijke DSM NV	19,560	1,482	0.36
Rio Tinto PLC	27,100	1,372	0.33
First Quantum Minerals Ltd.	64,693	1,227	0.30
The Dow Chemical Co.	23,000	908	0.22
Ecolab, Inc.	4,500	477	0.12
Nucor Corp.	9,200	476	0.12
_______________________
		26,361	6.39
_______________________
Telecommunication Services - 2.20%
Singapore Telecommunications Ltd.	653,000	1,987	0.48
SoftBank Corp.	80,500	5,977	1.45
Verizon Communications, Inc.	22,000	1,111	0.27
_______________________
		9,075	2.20
_______________________
Utilities - 0.51%
National Grid PLC	168,000	2,113	0.51
_______________________
		2,113	0.51
_______________________
Total Common Stocks (cost: $317,320,239)		397,890	96.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 5.31%
Federal Farm Credit Bank, 0.10%, 12/18/13[2]	$1,900	1,900	0.46
Federal Home Loan Bank, 0.06%, 03/21/14[2]	3,000	2,999	0.73
Gotham Funding Corp., 0.01%, 11/01/13[2]	8,300	8,300	2.01
National Australia Funding Corp., 0.03%, 11/01/13[2]	8,700	8,700	2.11
_______________________
Total Short-term securities (cost: $21,899,052)		21,899	5.31
_______________________
Total investment securities (cost: $339,219,291)		419,789	101.78
Other assets less liabilities		(7,349)	(1.78)
_______________________
Net assets		$412,440	100.00%
_______________________
_______________________

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group Non-U.S. Equity Fund
October 31, 2013

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	21.1%
Britain	14.0
Switzerland	12.1
France	10.8
Germany	5.8
Netherlands	5.4
Sweden	3.3
Australia	2.7
Hong Kong	2.7
Singapore	2.5
Finland	2.2
Luxembourg	2.1
Denmark	2.1
Canada	2.0
Bermuda	1.9
Spain	1.4
South Korea	1.3
Macau	1.2
China	0.4
Brazil	0.2
Short-term securities & other assets less liabilities	4.8

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.19%
Financials - 18.21%
AIA Group Ltd.	5,232,400	$26,557	2.69%
Sampo OYJ, A Shares	468,453	22,192	2.24
DBS Group Holdings Ltd.	1,419,582	19,130	1.94
Standard Chartered PLC	742,683	17,856	1.81
HSBC Holdings PLC	1,535,973	16,799	1.70
Lloyds Banking Group PLC[1]	11,518,000	14,318	1.45
BNP Paribas SA	183,381	13,580	1.37
Sumitomo Mitsui Financial Group, Inc.	258,000	12,371	1.25
Barclays PLC	2,850,650	12,049	1.22
Sumitomo Mitsui Trust Holdings, Inc.	1,845,000	9,044	0.91
Svenska Handelsbanken AB, A Shares	112,259	5,086	0.51
Bank of China Ltd., Class H	9,362,000	4,395	0.44
Prudential PLC	205,300	4,210	0.43
Banco Bradesco SA (ADR)	170,640	2,461	0.25
_______________________
		180,048	18.21
_______________________
Information Technology - 14.66%
Keyence Corp.	56,900	24,304	2.46
ASML Holding NV	217,419	20,640	2.09
Gemalto NV	163,998	18,390	1.86
Murata Manufacturing Co. Ltd.	218,200	17,464	1.77
Trend Micro, Inc.	416,000	15,400	1.56
Hamamatsu Photonics K.K.	408,800	15,258	1.54
Samsung Electronics Co. Ltd. (GDR)	25,718	12,408	1.25
SAP AG	136,791	10,746	1.09
Hitachi Ltd.	1,483,000	10,331	1.04
_______________________
		144,941	14.66
_______________________
Consumer Discretionary - 13.53%
Compagnie Financiere Richemont SA	237,724	24,379	2.46
SES SA	702,003	20,435	2.07
Bayerische Motoren Werke AG	124,551	14,127	1.43
Inditex SA	85,578	14,060	1.42
Wynn Macau Ltd.	3,128,000	11,922	1.21
Daimler AG	133,173	10,929	1.10
LVMH Moet Hennessy Louis Vuitton SA	42,096	8,105	0.82
Ryohin Keikaku Co. Ltd.	77,200	7,686	0.78
Nissan Motor Co. Ltd.	590,400	5,896	0.60
Whitbread PLC	102,200	5,626	0.57
Denso Corp.	113,800	5,445	0.55
Marks & Spencer Group PLC	383,000	3,092	0.31
Hennes & Mauritz AB, B Shares	48,790	2,108	0.21
_______________________
		133,810	13.53
_______________________
Consumer Staples - 12.86%
Pernod-Ricard SA	205,030	24,637	2.49
Nestle SA	296,879	21,431	2.17
Diageo PLC	476,200	15,171	1.54
Unilever PLC	366,800	14,850	1.50
Danone	169,636	12,580	1.27
Coca-Cola Amatil Ltd.	915,556	11,163	1.13

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples—continued
L'Oreal SA	63,513	$10,878	1.10%
Ajinomoto Co., Inc.	416,000	5,809	0.59
Imperial Tobacco Group PLC	141,438	5,282	0.53
Reckitt Benckiser Group PLC	60,900	4,734	0.48
Nestle SA (ADR)	8,700	630	0.06
_______________________
		127,165	12.86
_______________________
Health Care - 10.27%
Roche Holding AG	107,155	29,666	3.00
Bayer AG	173,337	21,544	2.18
Novo Nordisk A/S, Class B	122,688	20,414	2.07
Novartis AG	225,215	17,486	1.77
Essilor International SA	79,550	8,543	0.86
Sysmex Corp.	57,700	3,797	0.38
Novartis AG (ADR)	1,300	101	0.01
_______________________
		101,551	10.27
_______________________
Industrials - 10.08%
Assa Abloy AB, Class B	507,715	25,205	2.55
SMC Corp.	81,200	18,812	1.90
FANUC Corp.	110,300	17,634	1.78
Schneider Electric SA	190,785	16,073	1.62
Meggitt PLC	977,712	8,975	0.91
Marubeni Corp.	673,000	5,250	0.53
Kawasaki Heavy Industries Ltd.	882,000	3,426	0.35
Kubota Corp.	193,000	2,842	0.29
Zodiac Aerospace	9,434	1,511	0.15
_______________________
		99,728	10.08
_______________________
Materials - 6.96%
Syngenta AG	50,510	20,402	2.06
Koninklijke DSM NV	193,927	14,690	1.49
Air Liquide SA	80,723	10,993	1.11
BHP Billiton Ltd.	227,919	8,112	0.82
Amcor Ltd.	714,678	7,322	0.74
First Quantum Minerals Ltd.	385,783	7,319	0.74
_______________________
		68,838	6.96
_______________________
Telecommunication Services - 3.91%
Softbank Corp.	376,900	27,981	2.83
Singapore Telecommunications Ltd.	1,839,000	5,596	0.56
Swisscom AG	10,029	5,119	0.52
_______________________
		38,696	3.91
_______________________
Energy - 3.67%
Seadrill Ltd.	416,511	19,276	1.95
Cenovus Energy, Inc.	415,800	12,354	1.25
Tullow Oil PLC	238,600	3,606	0.36

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
BG Group PLC	53,800	$1,098	0.11%
_______________________
		36,334	3.67
_______________________
Utilities - 1.04%
National Grid PLC	816,700	10,273	1.04
_______________________
		10,273	1.04
_______________________
Total Common Stocks (cost: $822,591,587)		941,384	95.19
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.12%
Abbot Laboratories, 0.09%, 11/25/13[2]	$2,200	2,200	0.22
Army & Air Force Exchange Service, 0.10%, 12/19/13[2]	4,700	4,699	0.48
Coca-Cola Co., 0.11%, 01/24/14[2]	1,000	1,000	0.10
Federal Home Loan Bank:[2]
0.045%, 01/24/14	8,000	7,999	0.81
0.05%, 12/27/13	2,200	2,200	0.22
General Electric Capital Corp., 0.05%, 11/01/13[2]	13,800	13,800	1.40
Jupiter Securitization Co. LLC, 0.21%, 11/22/13[2]	8,900	8,899	0.90
Private Export Funding Corp., 0.10%, 01/14/14[2]	4,700	4,699	0.47
Wal-Mart Stores, Inc., 0.05%, 12/04/13[2]	15,000	14,999	1.52
_______________________
Total Short-term securities (cost: $60,495,153)		60,495	6.12
_______________________
Total investment securities (cost: $883,086,740)		1,001,879	101.31
Other assets less liabilities		(12,983)	(1.31)
_______________________
Net assets		$988,896	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Group U.S. Equity Fund
October 31, 2013

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2013, the end of the fund’s fiscal year.

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.

2 Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.62%
Consumer Discretionary - 17.33%
Comcast Corp., Class A	93,100	$4,430	2.65%
The Home Depot, Inc.	42,800	3,334	2.00
Newell Rubbermaid, Inc.	106,800	3,164	1.90
Coach, Inc.	47,400	2,402	1.44
Tiffany & Co.	26,925	2,132	1.28
Ross Stores, Inc.	26,300	2,034	1.22
Scripps Networks Interactive, Inc., Class A	22,000	1,771	1.06
Carnival Corp.	44,800	1,552	0.93
Signet Jewelers Ltd.	18,500	1,381	0.83
NIKE, Inc., Class B	15,800	1,197	0.72
Target Corp.	17,400	1,127	0.67
Sirius XM Radio, Inc.	277,000	1,044	0.62
Daimler AG (ADR)	12,300	1,006	0.60
Starbucks Corp.	8,500	689	0.41
Darden Restaurants, Inc.	12,900	665	0.40
Charter Communications, Inc. Class A1	4,800	644	0.39
Delphi Automotive PLC	6,200	355	0.21
_______________________
		28,927	17.33
_______________________
Industrials - 17.27%
Eaton Corp. PLC	48,800	3,443	2.06
Nielsen Holdings NV	81,300	3,206	1.92
Norfolk Southern Corp.	36,200	3,114	1.87
Danaher Corp.	40,850	2,945	1.76
United Technologies Corp.	27,600	2,932	1.76
The Boeing Co.	16,100	2,101	1.26
B/E Aerospace, Inc.[1]	22,100	1,794	1.07
Caterpillar, Inc.	20,100	1,676	1.00
Iron Mountain, Inc.	63,039	1,673	1.00
Hexcel Corp.[1]	35,300	1,494	0.89
Emerson Electric Co.	16,600	1,112	0.67
Waste Connections, Inc.	25,800	1,103	0.66
Siemens AG (ADR)	7,000	896	0.54
Towers Watson & Co., Class A	4,600	528	0.32
IDEX Corp.	6,300	436	0.26
Union Pacific Corp.	2,500	378	0.23
_______________________
		28,831	17.27
_______________________
Information Technology - 14.94%
Google, Inc., Class A1	3,125	3,221	1.93
Jack Henry & Associates, Inc.	53,100	2,900	1.74
Texas Instruments, Inc.	55,700	2,344	1.40
VeriSign, Inc.[1]	41,600	2,258	1.35
Apple, Inc.	4,290	2,241	1.34
Jabil Circuit, Inc.	76,650	1,599	0.96
Oracle Corp.	47,300	1,584	0.95
QUALCOMM, Inc.	22,700	1,577	0.95
Microsoft Corp.	37,200	1,315	0.79
Automatic Data Processing, Inc.	15,400	1,154	0.69
Visa, Inc., A Shares	5,500	1,082	0.65
Accenture PLC, Class A	12,525	921	0.55
TE Connectivity Ltd.	17,600	906	0.54

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
Genpact Ltd.[1]	39,500	$783	0.47%
Avago Technologies Ltd.	15,400	700	0.42
Broadcom Corp., Class A	13,000	347	0.21
_______________________
		24,932	14.94
_______________________
Health Care - 14.27%
Gilead Sciences, Inc.[1]	81,500	5,786	3.47
Bristol-Myers Squibb Co.	90,400	4,748	2.84
Express Scripts Holding Co.[1]	48,000	3,001	1.80
Seattle Genetics, Inc.[1]	68,100	2,631	1.58
Cerner Corp.[1]	31,200	1,748	1.05
Centene Corp.[1]	24,500	1,376	0.82
Allergan, Inc.	12,800	1,160	0.69
UnitedHealth Group, Inc.	12,000	819	0.49
Novo Nordisk A/S (ADR)	4,400	733	0.44
AbbVie, Inc.	13,900	673	0.40
Ironwood Pharmaceuticals, Inc.[1]	62,700	603	0.36
Pfizer, Inc.	17,900	549	0.33
_______________________
		23,827	14.27
_______________________
Financials - 11.10%
The Goldman Sachs Group, Inc.	17,500	2,815	1.69
CME Group, Inc.	34,050	2,527	1.51
BB&T Corp.	74,200	2,521	1.51
American Tower Corp.	29,800	2,365	1.42
JPMorgan Chase & Co.	42,800	2,206	1.32
BlackRock, Inc.	6,450	1,940	1.16
Marsh & McLennan Cos., Inc.	41,800	1,914	1.15
Ace Ltd.	11,900	1,136	0.68
Aon PLC	8,600	680	0.41
The Progressive Corp.	16,300	423	0.25
_______________________
		18,527	11.10
_______________________
Energy - 9.87%
Schlumberger Ltd.	39,500	3,702	2.22
Halliburton Co.	64,000	3,394	2.03
Noble Energy, Inc.	39,000	2,922	1.75
Chevron Corp.	17,900	2,147	1.29
Ensco PLC, Class A	31,300	1,805	1.08
EOG Resources, Inc.	5,300	946	0.57
ConocoPhillips	12,100	887	0.53
Cobalt International Energy, Inc.[1]	29,100	675	0.40
_______________________
		16,478	9.87
_______________________
Materials - 5.58%
Monsanto Co.	23,100	2,423	1.45
Air Products & Chemicals, Inc.	21,825	2,379	1.43
Allegheny Technologies, Inc.	48,300	1,599	0.96
The Mosaic Co.	32,200	1,476	0.88
Nucor Corp.	14,800	766	0.46

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
The Dow Chemical Co.	17,000	$671	0.40%
_______________________
		9,314	5.58
_______________________
Consumer Staples - 4.14%
Beam, Inc.	29,400	1,979	1.18
Nestle SA (ADR)	23,200	1,680	1.01
The Procter & Gamble Co.	16,500	1,332	0.80
Philip Morris International, Inc.	12,300	1,096	0.66
Diageo PLC (ADR)	3,600	459	0.27
PepsiCo, Inc.	4,300	362	0.22
_______________________
		6,908	4.14
_______________________
Telecommunication Services - 0.57%
Verizon Communications, Inc.	18,875	953	0.57
_______________________
		953	0.57
_______________________
Utilities - 0.55%
National Grid PLC (ADR)	14,600	919	0.55
_______________________
		919	0.55
_______________________
Total Common Stocks (cost: $122,635,896)		159,616	95.62
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.37%
Coca-Cola Co., 0.13%, 12/20/13[2]	$1,900	1,900	1.14
Federal Home Loan Mortgage Corp., 0.10%, 12/19/13[2]	800	800	0.48
General Electric Capital Corp., 0.05%, 11/01/13[2]	2,200	2,200	1.32
John Deere Capital Corp., 0.07%, 11/07/13[2]	2,400	2,400	1.43
_______________________
Total Short-term securities (cost: $7,299,529)		7,300	4.37
_______________________
Total investment securities (cost: $129,935,425)		166,916	99.99
Other assets less liabilities		13	0.01
_______________________
Net assets		$166,929	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $271,186)		$279,379
Short-term investments, at value (cost: $15,475)		15,475
Cash		82
Receivables for:
Sales of fund's shares	185
Interest	3,559
Reimbursement from investment adviser	2
		3,746
Total assets		298,682

Liabilities:
Payables for:
Repurchases of fund's shares	14
Investment advisory services	89
Other accrued expenses	64
Total liabilities		167
Net assets at October 31, 2013:		$298,515

Net assets consist of:
Capital paid in on shares of beneficial interest		$290,329
Accumulated undistributed net investment income		–
Accumulated net realized loss		(7)
Net unrealized appreciation		8,193
Net assets at October 31, 2013		$298,515

Shares outstanding:		28,592

Net asset value per share:		$10.44

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $115,910)			$118,090
	Short-term investments, at value (cost: $18,950)			18,950
	Cash			66
	Receivables for:
	Sales of fund's shares	42
	Interest	1,377
	Reimbursement from investment adviser	4
	Prepaid expenses	–	[1]
				1,423
	Total assets			138,529

Liabilities:
	Payables for:
	Purchases of investments	2,106
	Investment advisory services	41
	Other accrued expenses	52
	Total liabilities			2,199
Net assets at October 31, 2013:				$136,330

Net assets consist of:
	Capital paid in on shares of beneficial interest			$133,938
	Accumulated undistributed net investment income			–
	Accumulated net realized gain			212
	Net unrealized appreciation			2,180
Net assets at October 31, 2013				$136,330

Shares outstanding:				13,350

Net asset value per share:				$10.21

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $211,794)		$216,139
Short-term investments, at value (cost: $10,535)		10,535
Cash		38
Receivables for:
Sales of fund's shares	2
Interest	2,377
Reimbursement from investment adviser	3
Prepaid expenses	1
		2,383
Total assets		229,095

Liabilities:
Payables for:
Purchases of investments	820
Repurchases of fund's shares	1,005
Investment advisory services	68
Other accrued expenses	59
Total liabilities		1,952
Net assets at October 31, 2013:		$227,143

Net assets consist of:
Capital paid in on shares of beneficial interest		$223,129
Accumulated undistributed net investment income		–
Accumulated net realized loss		(331)
Net unrealized appreciation		4,345
Net assets at October 31, 2013		$227,143

Shares outstanding:		21,832

Net asset value per share:		$10.40

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $91,619)			$93,155
	Short-term investments, at value (cost: $21,073)			21,073
	Cash			49
	Receivables for:
	Sales of fund's shares	3
	Interest	1,000
	Reimbursement from investment adviser	4
	Prepaid expenses	–	[1]
				1,007
	Total assets			115,284

Liabilities:
	Payables for:
	Purchases of investments	547
	Investment advisory services	34
	Other accrued expenses	50
	Total liabilities			631
Net assets at October 31, 2013:				$114,653

Net assets consist of:
	Capital paid in on shares of beneficial interest			$113,104
	Accumulated undistributed net investment income			–
	Accumulated net realized gain			13
	Net unrealized appreciation			1,536
Net assets at October 31, 2013				$114,653

Shares outstanding:				11,162

Net asset value per share:				$10.27

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $282,949)		$286,186
Short-term investments, at value (cost: $14,900)		14,900
Cash		12
Receivables for:
Sales of investments	11,185
Sales of fund's shares	2
Interest	1,834
Reimbursement from investment adviser	1
		13,022
Total assets		314,120

Liabilities:
Payables for:
Purchases of investments	17,612
Investment advisory services	87
Other accrued expenses	61
Total liabilities		17,760
Net assets at October 31, 2013:		$296,360

Net assets consist of:
Capital paid in on shares of beneficial interest		$292,420
Accumulated undistributed net investment income		13
Accumulated net realized gain		690
Net unrealized appreciation		3,237
Net assets at October 31, 2013		$296,360

Shares outstanding:		28,944

Net asset value per share:		$10.24

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $317,320)			$397,890
	Short-term investments, at value (cost: $21,899)			21,899
	Cash			5
	Foreign currency, at value (cost: $–1)			–	[1]
	Receivables for:
	Sales of fund's shares	1,033
	Dividends	531
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				1,565
	Total assets			421,359

Liabilities:
	Payables for:
	Purchases of investments	8,500
	Repurchases of fund's shares	129
	Unified fees	288
	Other accrued expenses	2
	Total liabilities			8,919
Net assets at October 31, 2013:				$412,440

Net assets consist of:
	Capital paid in on shares of beneficial interest			$335,308
	Accumulated undistributed net investment income			2,914
	Accumulated net realized loss			(6,359)
	Net unrealized appreciation			80,577
Net assets at October 31, 2013				$412,440

Shares outstanding:				33,192

Net asset value per share:				$12.43

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $822,592)			$941,384
	Short-term investments, at value (cost: $60,495)			60,495
	Cash			22
	Foreign currency, at value (cost: $–1)			–	[1]
	Receivables for:
	Sales of fund's shares	8,203
	Dividends	1,654
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				9,858
	Total assets			1,011,759

Liabilities:
	Payables for:
	Purchases of investments	21,977
	Repurchases of fund's shares	211
	Unified fees	673
	Other accrued expenses	2
	Total liabilities			22,863
Net assets at October 31, 2013:				$988,896

Net assets consist of:
	Capital paid in on shares of beneficial interest			$872,175
	Accumulated undistributed net investment income			7,919
	Accumulated net realized loss			(10,038)
	Net unrealized appreciation			118,840
Net assets at October 31, 2013				$988,896

Shares outstanding:				84,377

Net asset value per share:				$11.72

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $122,636)			$159,616
	Short-term investments, at value (cost: $7,300)			7,300
	Cash			340
	Receivables for:
	Sales of fund's shares	45
	Dividends	186
	Reimbursement from investment adviser	1
				232
	Total assets			167,488

Liabilities:
	Payables for:
	Purchases of investments	467
	Repurchases of fund's shares	–	[1]
	Unified fees	90
	Other accrued expenses	2
	Total liabilities			559
Net assets at October 31, 2013:				$166,929

Net assets consist of:
	Capital paid in on shares of beneficial interest			$127,595
	Accumulated undistributed net investment income			137
	Accumulated net realized gain			2,217
	Net unrealized appreciation			36,980
Net assets at October 31, 2013				$166,929

Shares outstanding:				9,106

Net asset value per share:				$18.33

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$7,365

Fees and expenses:
Investment advisory services	1,076
Administrative and accounting services	90
Registration fees	14
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	8
Total fees and expenses		1,252
Reimbursement of fees		(23)
Net fees and expenses		1,229
Net investment income		6,136

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		69
Net unrealized depreciation on investments		(6,221)
Net realized gain and unrealized depreciation on investments		(6,152)
Net decrease in net assets resulting from operations		$(16)

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$2,221

Fees and expenses:
Investment advisory services	446
Administrative and accounting services	38
Registration fees	11
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	6
Total fees and expenses		565
Reimbursement of fees		(54)
Net fees and expenses		511
Net investment income		1,710

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		212
Net unrealized depreciation on investments		(961)
Net realized gain and unrealized depreciation on investments		(749)
Net increase in net assets resulting from operations		$961

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$5,362

Fees and expenses:
Investment advisory services	804
Administrative and accounting services	67
Registration fees	8
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	6
Total fees and expenses		949
Reimbursement of fees		(30)
Net fees and expenses		919
Net investment income		4,443

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(331)
Net unrealized depreciation on investments		(4,374)
Net realized loss and unrealized depreciation on investments		(4,705)
Net decrease in net assets resulting from operations		$(262)

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$1,470

Fees and expenses:
Investment advisory services	391
Administrative and accounting services	33
Registration fees	4
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	5
Total fees and expenses		497
Reimbursement of fees		(49)
Net fees and expenses		448
Net investment income		1,022

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		13
Net unrealized depreciation on investments		(450)
Net realized gain and unrealized depreciation on investments		(437)
Net increase in net assets resulting from operations		$585

See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$5,445

Fees and expenses:
Investment advisory services	1,039
Administrative and accounting services	87
Registration fees	11
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	9
Total fees and expenses		1,210
Reimbursement of fees		(22)
Net fees and expenses		1,188
Net investment income		4,257

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		715
Net unrealized depreciation on investments		(7,040)
Net realized gain and unrealized depreciation on investments		(6,325)
Net decrease in net assets resulting from operations		$(2,068)

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $266)	$5,948
	Interest	17		5,965

	Fees and expenses:
	Unified fees	2,613
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			2,629
	Reimbursement of fees			(16)
	Net fees and expenses			2,613
	Net investment income			3,352

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			1,970
	Net realized loss on currency			(36)
	Net unrealized appreciation on investments			64,939
	Net unrealized appreciation on currency translations			8
	Net realized gain and unrealized appreciation on investments and currency			66,881
Net increase in net assets resulting from operations				$70,233

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $1,078)	$13,214
	Interest	50		13,264

	Fees and expenses:
	Unified fees	4,930
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			4,946
	Reimbursement of fees			(16)
	Net fees and expenses			4,930
	Net investment income			8,334

Net realized loss and unrealized appreciation on investments and currency:
	Net realized loss on investments			(5,235)
	Net realized loss on currency			(121)
	Net unrealized appreciation on investments			109,875
	Net unrealized appreciation on currency translations			54
	Net realized loss and unrealized appreciation on investments and currency			104,573
Net increase in net assets resulting from operations				$112,907

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $39)	$2,543
	Interest	6		2,549

	Fees and expenses:
	Unified fees	887
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			903
	Reimbursement of fees			(16)
	Net fees and expenses			887
	Net investment income			1,662

Net realized gain and unrealized appreciation on investments and currency:
	Net realized gain on investments			2,597
	Net realized gain on currency			–	[1]
	Net unrealized appreciation on investments			27,110
	Net realized gain and unrealized appreciation on investments and currency			29,707
Net increase in net assets resulting from operations				$31,369

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$6,136	$5,671
Net realized gain on investments	69	539
Net unrealized (depreciation) appreciation on investments	(6,221)	8,690
Net (decrease) increase in net assets resulting from operations	(16)	14,900

Dividends and distributions to shareholders:
Dividends from net investment income	(6,135)	(5,673)
Distributions from capital gain	–	–
Total dividends and distributions	(6,135)	(5,673)

Net capital share transactions	12,373	33,520

Total increase in net assets	6,222	42,747

Net assets:
Beginning of year	292,293	249,546
End of year (including undistributed and distributions in excess of net investment income: $- and $(1), respectively.)	$298,515	$292,293

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,710	$1,803
Net realized gain on investments	212	503
Net unrealized (depreciation) appreciation on investments	(961)	1,282
Net increase in net assets resulting from operations	961	3,588

Dividends and distributions to shareholders:
Dividends from net investment income	(1,710)	(1,803)
Distributions from capital gain	(489)	–
Total dividends and distributions	(2,199)	(1,803)

Net capital share transactions	13,560	(15,741)

Total increase (decrease) in net assets	12,322	(13,956)

Net assets:
Beginning of year	124,008	137,964
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$136,330	$124,008

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$4,443	$3,704
Net realized (loss) gain on investments	(331)	860
Net unrealized (depreciation) appreciation on investments	(4,374)	5,779
Net (decrease) increase in net assets resulting from operations	(262)	10,343

Dividends and distributions to shareholders:
Dividends from net investment income	(4,443)	(3,705)
Distributions from capital gain	(860)	(32)
Total dividends and distributions	(5,303)	(3,737)

Net capital share transactions	24,795	43,512

Total increase in net assets	19,230	50,118

Net assets:
Beginning of year	207,913	157,795
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$227,143	$207,913

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,022	$862
Net realized gain on investments	13	57
Net unrealized (depreciation) appreciation on investments	(450)	1,469
Net increase in net assets resulting from operations	585	2,388

Dividends and distributions to shareholders:
Dividends from net investment income	(1,022)	(862)
Distributions from capital gain	(57)	(29)
Total dividends and distributions	(1,079)	(891)

Net capital share transactions	7,711	29,412

Total increase in net assets	7,217	30,909

Net assets:
Beginning of year	107,436	76,527
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$114,653	$107,436

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$4,257	$4,847
Net realized gain on investments	715	4,490
Net unrealized (depreciation) appreciation on investments	(7,040)	2,072
Net (decrease) increase in net assets resulting from operations	(2,068)	11,409

Dividends and distributions to shareholders:
Dividends from net investment income	(4,267)	(4,838)
Distributions from capital gain	(4,489)	(357)
Total dividends and distributions	(8,756)	(5,195)

Net capital share transactions	10,722	10,209

Total (decrease) increase in net assets	(102)	16,423

Net assets:
Beginning of year	296,462	280,039
End of year (including undistributed net investment income: $13 and $10, respectively.)	$296,360	$296,462

See Notes to Financial Statements

Capital Group Global Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$3,352	$2,560
Net realized gain (loss) on investments and currency	1,934	(5,271)
Net unrealized appreciation on investments and currency	64,947	18,242
Net increase in net assets resulting from operations	70,233	15,531

Dividends and distributions to shareholders:
Dividends from net investment income	(2,750)	(551)
Distributions from capital gain	–	–
Total dividends and distributions	(2,750)	(551)

Net capital share transactions	140,045	64,461

Total increase in net assets	207,528	79,441

Net assets:
Beginning of year	204,912	125,471
End of year (including undistributed net investment income: $2,914 and $2,363, respectively.)	$412,440	$204,912

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$8,334	$1,396
Net realized loss on investments and currency	(5,356)	(2,933)
Net unrealized appreciation on investments and currency	109,929	11,877
Net increase in net assets resulting from operations	112,907	10,340

Dividends and distributions to shareholders:
Dividends from net investment income	(1,697)	(290)
Distributions from capital gain	–	–
Total dividends and distributions	(1,697)	(290)

Net capital share transactions	621,501	196,120

Total increase in net assets	732,711	206,170

Net assets:
Beginning of year	256,185	50,015
End of year (including undistributed net investment income: $7,919 and $1,403, respectively.)	$988,896	$256,185

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,662	$1,275
Net realized gain (loss) on investments and currency	2,597	(227)
Net unrealized appreciation on investments	27,110	6,945
Net increase in net assets resulting from operations	31,369	7,993

Dividends and distributions to shareholders:
Dividends from net investment income	(1,770)	(1,038)
Distributions from capital gain	(54)	(3,822)
Total dividends and distributions	(1,824)	(4,860)

Net capital share transactions	34,608	25,514

Total increase in net assets	64,153	28,647

Net assets:
Beginning of year	102,776	74,129
End of year (including undistributed net investment income: $137 and $253, respectively.)	$166,929	$102,776

See Notes to Financial Statements

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (formerly, Capital Private Client Services Funds) (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

Capital Group Private Client Services Funds

Notes to financial statements (continued)

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2013 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Long-term investments
Bonds & notes	$–	$279,379	$–	$279,379
Short-term investments	–	15,475	–	15,475
Total Investments	$–	$294,854	$–	$294,854

Capital Group Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$118,090	$–	$118,090
Short-term investments	–	18,950	–	18,950
Total Investments	$–	$137,040	$–	$137,040

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$216,139	$–	$216,139
Short-term investments	–	10,535	–	10,535
Total Investments	$–	$226,674	$–	$226,674

Capital Group California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$93,155	$–	$93,155
Short-term investments	–	21,073	–	21,073
Total Investments	$–	$114,228	$–	$114,228
Capital Group Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$143,110	$–	$143,110
Mortgage-backed obligations	–	50,392	–	50,392
Corporate bonds & notes	–	79,380	–	79,380
Municipals	–	8,878	–	8,878
Government agency bonds & notes outside the U.S.	–	163	–	163
Asset-backed obligations	–	4,263	–	4,263
Short-term investments	–	14,900	–	14,900
Total investments	$–	$301,086	$–	$301,086

Capital Group Global Equity Fund
Common Stocks[1]	$397,890	$–	$–	$397,890 –
Short-term investments	–	21,899	–	21,899
Total Investments	$397,890	$21,899	$–	$419,789

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$941,384	$–	$–	$941,384 –
Short-term investments	–	60,495	–	60,495
Total Investments	$941,384	$60,495	$–	$1,001,879

Capital Group U.S. Equity Fund
Common Stocks[1]	$159,616	$–	$–	$159,616 –
Short-term investments	–	7,300	–	7,300
Total Investments	$159,616	$7,300	$–	$166,916

[1] The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk,which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing in mortgage related securities – Many types of bonds and other debt securities,including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential investment in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5. Certain investment techniques

Mortgage dollar rolls – The Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2013. These will be used to offset any capital gains realized by the funds in future years through expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2013:

Undistributed tax- exempt income	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Undistributed ordinary income	–	–	–	–	13	2,895	7,800	137
Undistributed long- term capital gain	–	212	–	13	752	–	–	2,563
Capital loss carryforward
No expiration	–	–	(331)	–	–	(5,331)	(8,885)	–
Expiring 2019	(7)	–	–	–	–	–	–	–
	$ (7)	$ –	$ (331)	$ –	$ –	$ (5,331)	$ (8,885)	$ –
Capital loss carryforwards utilized	$ 70	$ –	$ –	$ –	$ –	$ 1,427	$ –	$ –

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$ –	$ –	$ –	$ –	$ 13	$ (51)	$ (121)	$ (8)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	–[1]	–[1]	–[1]	–[1]	–	–	–	–
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	–	–	–[1]	–	–[1]	–	–[1]	–[1]
Gross unrealized appreciation on investment securities	$ 9,541	$ 2,322	$ 6,000	$ 1,671	$ 5,066	$ 81,762	$120,866	$ 37,661
Gross unrealized depreciation on investment securities	(1,348)	(142)	(1,655)	(135)	(1,890)	(2,220)	(3,226)	(1,027)
Net unrealized appreciation on investment securities	$ 8,193	$ 2,180	$ 4,345	$ 1,536	$ 3,176	$ 79,542	$117,640	$ 36,634
Cost of investments securities	$ 286,661	$134,860	$222,329	$112,692	$297,910	$340,247	$884,239	$130,282

1 Rounds to less than $1,000.

The tax character of distributions paid during the year ended October 31, 2013 and the year ended October 31, 2012, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2013	2012	2013	2012	2013	2012
Capital Group Core Municipal Fund	$6,131	$5,671	$4	$2	$ –	$ –
Capital Group Short-Term Municipal Fund	1,710	1,803	3	–[1]	486	–
Capital Group California Core Municipal Fund	4,435	3,701	28	4	840	32
Capital Group California Short-Term Municipal Fund	1,022	862	–	28	57	1
Capital Group Core Bond Fund	–	–	6,663	4,983	2,093	212

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2013	2012	2013	2012	2013	2012
Capital Group Global Equity Fund	–	–	2,750	551	–	–
Capital Group Non-U.S. Equity Fund	–	–	1,697	290	–	–
Capital Group U.S. Equity Fund	–	–	1,770	1,038	54	3,823

1 Rounds to less than $1,000.

7. Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2013, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds. A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors, ® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

8. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2013
Capital Group Core Municipal Fund	$ 84,091	7,946	$ 3,708	352	$ (75,426)	(7,187)	$ 12,373	1,111
Capital Group Short-Term Municipal Fund	63,518	6,209	1,797	175	(51,755)	(5,056)	13,560	1,328
Capital Group California Core Municipal Fund	67,952	6,433	3,435	327	(46,592)	(4,455)	24,795	2,305
Capital Group California Short-Term Municipal Fund	61,860	6,019	898	87	(55,047)	(5,352)	7,711	754
Capital Group Core Bond Fund	54,710	5,276	7,189	691	(51,177)	(4,944)	10,722	1,023
Capital Group Global Equity Fund	172,155	15,573	1,982	196	(34,092)	(3,096)	140,045	12,673
Capital Group Non-U.S. Equity Fund	705,982	65,958	414	41	(84,895)	(7,919)	621,501	58,080
Capital Group U.S. Equity Fund	58,147	3,592	1,511	94	(25,050)	(1,548)	34,608	2,138

Year ended October 31, 2012
Capital Group Core Municipal Fund	$ 80,318	7,647	$ 3,229	306	$ (50,027)	(4,732)	$ 33,520	3,221
Capital Group Short-Term Municipal Fund	60,368	5,876	1,452	141	(77,561)	(7,536)	(15,741)	(1,519)
Capital Group California Core Municipal Fund	65,225	6,195	2,134	203	(23,847)	(2,262)	43,512	4,136
Capital Group California Short-Term Municipal Fund	96,806	9,407	741	72	(68,135)	(6,630)	29,412	2,849
Capital Group Core Bond Fund	63,332	6,037	3,376	322	(56,499)	(5,369)	10,209	990
Capital Group Global Equity Fund	129,539	13,702	343	38	(65,421)	(6,886)	64,461	6,854

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2012
Capital Group Non-U.S. Equity Fund	216,260	22,929	239	28	(20,379)	(2,168)	196,120	20,789
Capital Group U.S. Equity Fund	58,062	4,038	4,202	316	(36,750)	(2,563)	25,514	1,791

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

9. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended October 31, 2013 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$ –	$ 57,205	$ –	$ 50,588
Capital Group Short-Term Municipal Fund	–	26,365	–	19,959
Capital Group California Core Municipal Fund	–	71,420	–	36,516
Capital Group California Short-Term Municipal Fund	–	25,939	–	8,308
Capital Group Core Bond Fund	490,111	77,299	500,467	50,467
Capital Group Global Equity Fund	–	$207,830	–	$74,553
Capital Group Non-U.S. Equity Fund	–	743,265	–	137,731
Capital Group U.S. Equity Fund	–	66,973	–	32,134

Capital Group Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.64	$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[3]	0.21	0.21	0.21	0.10
	Net realized and unrealized gains (losses) on securities	(0.20)	0.35	0.04	0.26
	Total from investment operations	0.01	0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—	—	(0.02)	—	[4]
	Total dividends and distributions	(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of year		$10.44	$10.64	$10.29	$10.27

Total Return[5]		0.10%	5.46%	2.56%	3.63%

Net assets, end of year (in millions)		$299	$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.43%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	2.00%	1.98%	2.10%	1.81%	[6]

	Portfolio turnover rate	18%	13%	19%	25%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.32	$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[3]	0.14	0.14	0.11	0.05
	Net realized and unrealized gains (losses) on securities	(0.07)	0.13	0.02	0.17
	Total from investment operations	0.07	0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.14)	(0.14)	(0.10)	(0.05)
	Distributions from capital gain	(0.04)	—	(0.01)	—	[4]
	Total dividends and distributions	(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of year		$10.21	$10.32	$10.19	$10.17

Total Return[5]		0.66%	2.63%	1.33%	2.17%

Net assets, end of year (in millions)		$136	$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	0.46%	0.46%	0.48%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.34%	1.32%	1.04%	0.94%	[6]

	Portfolio turnover rate	18%	25%	15%	36%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12		10/31/11		10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.65	$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[3]	0.20	0.21		0.20		0.08
	Net realized and unrealized gains (losses) on securities	(0.20)	0.40		0.06		0.18
	Total from investment operations	—	0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.21)	(0.21)		(0.20)		(0.07)
	Distributions from capital gain	(0.04)	—	[4]	—	[4]	—	[4]
	Total dividends and distributions	(0.25)	(0.21)		(0.20)		(0.07)

Net asset value, end of year		$10.40	$10.65		$10.25		$10.19

Total Return[5]		(0.04)%	5.99%		2.61%		2.61%

Net assets, end of year (in millions)		$227	$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%		0.42%		0.45%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%		0.40%		0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.93%	1.99%		1.98%		1.41%	[6]

	Portfolio turnover rate	17%	21%		24%		13%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12		10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.32	$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[3]	0.09	0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	(0.04)	0.20		(0.01)	0.13
	Total from investment operations	0.05	0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.09)	(0.09)		(0.08)	(0.04)
	Distributions from capital gain	(0.01)	—	[4]	—	—
	Total dividends and distributions	(0.10)	(0.09)		(0.08)	(0.04)

Net asset value, end of year		$10.27	$10.32		$10.12	$10.13

Total Return[5]		0.48%	2.96%		0.72%	1.67%

Net assets, end of year (in millions)		$115	$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	0.47%		0.49%	0.55%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%		0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	0.91%	0.92%		0.83%	0.79%	[6]

	Portfolio turnover rate	9%	14%		20%	35%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.62	$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[3]	0.15	0.17	0.19	0.09
	Net realized and unrealized gains (losses) on securities	(0.22)	0.23	0.09	0.46
	Total from investment operations	(0.07)	0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.15)	(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.16)	(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of year		$10.24	$10.62	$10.40	$10.45

Total Return[4]		(0.69)%	3.92%	2.80%	5.52%

Net assets, end of year (in millions)		$296	$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.44%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	0.40%	[5]
	Ratio of net investment income to average net assets[4]	1.43%	1.63%	1.82%	1.65%	[5]

	Portfolio turnover rate	192%	134%	118%	123%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.99	$9.18	$10.00

Income from investment operations:
	Net investment income[3]	0.12	0.14	0.05
	Net realized and unrealized gains (losses) on securities	2.45	0.71	(0.87)
	Total from investment operations	2.57	0.85	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.13)	(0.04)	—
	Distributions from capital gain	—	—	—
	Total dividends and distributions	(0.13)	(0.04)	—

Net asset value, end of year		$12.43	$9.99	$9.18

Total Return[4]		26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)		$412	$205	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.86%	0.86%	0.87%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.09%	1.47%	0.94%	[5]

	Portfolio turnover rate	25%	35%	15%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13		10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.74		$9.08	$10.00

Income from investment operations:
	Net investment income[3]	0.15		0.13	0.07
	Net realized and unrealized gains (losses) on securities	1.88		0.58	(0.99)
	Total from investment operations	2.03		0.71	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.05)	—
	Distributions from capital gain	—		—	—
	Total dividends and distributions	(0.05)		(0.05)	—

Net asset value, end of year		$11.72		$9.74	$9.08

Total Return[4]		20.93%		7.91%	(9.20)%

Net assets, end of year (in millions)		$989		$256	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%		0.86%	0.89%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	[6]	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.44%		1.38%	1.32%	[5]

	Portfolio turnover rate	25%		17%	20%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

	For the year ended			For the eight months ended	For the year ended
	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10	7/31/09

Selected per share data:

Net asset value, beginning of year	$ 14.75	$ 14.32	$15.33	$ 13.09	$ 11.78	$ 14.24

Income from investment operations:
Net investment income[3]	0.20	0.22	0.10	0.16	0.22	0.24
Net realized and unrealized gains (losses) on securities and currency	3.61	1.20	(1.02)	2.28	1.30	(2.44)
Total from investment operations	3.81	1.42	(0.92)	2.44	1.52	(2.20)

Dividends and distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)
Distributions from capital gain	(0.01)	(0.82)	—	—	—	—
Total dividends and distributions	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)

Net asset value, end of year	$ 18.33	$ 14.75	$ 14.32	$ 15.33	$ 13.09	$ 11.78

Total Return[4]	26.06%	10.81%	(6.42)%	18.72%	12.91%	(15.29)%

Net assets, end of year (in millions)	$ 167	$ 103	$ 74	$ 86	$ 75	$ 79

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%	0.74%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%	0.71%
Ratio of net investment income to average net assets[4]	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%	2.12%

Portfolio turnover rate	25%	53%	82%[6]	7%[6]	22%	39%

[1]		Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]		Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]		Based on average shares outstanding.
[4]		Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]		Annualized.
[6]		Not annualized for periods of less than one year.

See Notes to Financial Statements

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the "Trust") comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2013, the results of their operations for the year then ended , the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 17, 2013

Capital Group Private Client Services Funds

Tax Information (unaudited)

The Funds hereby designate the following amounts for the Funds’ fiscal year ended October 31, 2013:

Exempt Interest Dividends
Capital Group Core Municipal Fund	99.93%
Capital Group Short-Term Municipal Fund	100.00%
Capital Group California Core Municipal Fund	99.82%
Capital Group California Short-Term Municipal Fund	100.00%

Qualified Dividend Income (dollars in thousands)
Capital Group Global Equity Fund	$ 5,692
Capital Group Non-U.S. Equity Fund	12,204
Capital Group U.S. Equity Fund	2,549

Capital Group Non-U.S. Equity Fund designates $14,292 in Foreign Source Income and $1,090 in Foreign Tax Credit Information.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund designate the maximum amount allowable for the corporate dividend received deduction for the fiscal year ended October 31, 2013.

The tax character of distributions paid for the year ended October 31, 2013 were as follows:

Long Term Capital Gain Distributions (dollars in thousands)
Capital Group Short-Term Municipal Fund	$ 486
Capital Group California Core Municipal Fund	840
Capital Group California Short-Term Municipal Fund	57
Capital Group Core Bond Fund	2,093
Capital Group U.S. Equity Fund	54

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisers.

Capital Group Private Client Services Funds

Expense Example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 through October 31, 2013).

Actual expenses:

The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund actual return	$ 1,000.00	$ 988.30	$ 2.00	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Group Short-Term Municipal Fund actual return	1,000.00	1,001.40	2.02	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Group California Core Municipal Fund actual return	1,000.00	986.30	2.00	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Group California Short-Term Municipal Fund actual return	1,000.00	998.70	2.02	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Group Core Bond Fund actual return	1,000.00	986.30	2.00	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Group Global Equity Fund actual return	1,000.00	1,101.00	4.50	.85%
assumed 5% return	1,000.00	1,020.90	4.33	.85%

Capital Group Private Client Services Funds

Expense Example (unaudited) (continued)

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period*	Annualized expense ratio

Capital Group Non-U.S. Equity Fund actual return	$ 1,000.00	$ 1,080.20	$ 4.46	.85%
assumed 5% return	1,000.00	1,020.90	4.33	.85%
Capital Group U.S. Equity Fund actual return	1,000.00	1,105.80	3.45	.65%
assumed 5% return	1,000.00	1,021.90	3.31	.65%

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Capital Group Private Client Services Funds
Trustees and other officers
“Independent” Trustees[1]

Name, age and position with funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Richard G. Capen, Jr., 79 Trustee	2009	Corporate director and author	9	Former director of 16 American Funds portfolios; former director of Carnival Corporation
H. Frederick Christie, 80 Trustee	2009	Private investor	9	Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation; former director of DineEquity, Inc.; former director of Ducommun Incorporated
Martin Fenton, 78	2009	Chairman Senior Resource Group LLC (development and management of senior living communities)	9	Former director of 47 American Funds portfolios
Richard G. Newman, 79 Trustee	2009	Founder, Emeritus and Director AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company

Capital Group Private Client Services Funds
Trustees and other officers

“Interested” trustees[5]

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund	Year first elected as a director/officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 60 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company[6]; Chief Legal Officer, Capital Research and Management Company[6]; Director – American Funds Service Company[6]	9	3 American Funds portfolios

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the Funds website at capitalpcsfunds.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Capital Group Private Client Services Funds
Trustees and other officers
Other officers

Name, age and position with funds	Year first elected an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John S. Armour, 56 President	2013	Senior Vice President, Capital Guardian Trust Company; President – Private Client Services Division, Capital Guardian Trust Company; Chairman of the Board, Capital Guardian Trust Company, a Nevada Corporation[6]
Shelby Notkin, 72 Senior Vice President	2010	Senior Vice President – Capital International Investors, Capital Guardian Trust Company; Chairman of the Board – Private Client Services Division, Capital Guardian Trust Company; Director – Capital Guardian Trust Company, a Nevada Coorporation[6]; Senior Vice President – Capital International Investors, Capital Research and Management Company[6]
John R. Queen, 48 Senior Vice President	2009	Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company; Vice President - Capital Fixed Income Investors, Capital Research and Management Company[6]
Timothy W. McHale, 35 Vice President	2009	Associate Counsel – Fund Business Management Group, Capital Research and Management Company[6]; Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 38 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Kevin M. Saks, 41 Treasurer	2009	Vice President – Capital Guardian Trust Company; Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Director – Capital Guardian Trust Company, a Nevada Corporation[6]
Susan K. Countess, 47 Assistant Secretary	2012	Associate – Fund Business Management Group, Capital Research and Management Company[6]
Susan R. Sunga, 58 Assistant Treasurer	2011	Vice President – Capital Guardian Trust Company; Senior Manager – Private Client Services Division, Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation[6]

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Guardian Trust Company, including Capital Group Emerging Markets Total Opportunities Fund and Capital Group Private Client Services Funds, and/or managed by an affiliate of Capital Guardian Trust Company.

4 This includes all directorships (other than Capital Group Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current. The American Funds are managed by an affiliate of Capital Guardian Trust Company.

5 ”Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

6 Company affiliated with Capital Guardian Trust Company.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Private Client Services Funds

Offices of the funds Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618	Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626
Offices of the investment adviser Capital Guardian Trust Company 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Group Private Client Services at 800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$8,210
2013	$11,115

b) Audit-Related Fees:
2012	None
2013	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	25,125
2013	33,500
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None
The other fees consist of the review of the N1A annual update.

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
Not Applicable

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: December 31, 2013